Schedule of Investments (unaudited)
April 30, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.9%
AAR Corp.(a)	2,487	$ 171,951
AeroVironment, Inc.(a)	1,729	276,277
AerSale Corp.(a)	5,923	42,231
Archer Aviation, Inc., Class A(a)(b)	8,285	32,146
Astronics Corp.(a)	1,490	24,987
Axon Enterprise, Inc.(a)	4,488	1,407,706
Boeing Co.(a)(b)	36,290	6,090,913
BWX Technologies, Inc.	5,735	549,241
Cadre Holdings, Inc.	1,180	39,353
Curtiss-Wright Corp.	2,464	624,427
Ducommun, Inc.(a)	926	50,087
General Dynamics Corp.	15,760	4,524,538
General Electric Co.	69,740	11,285,327
HEICO Corp.	2,602	539,655
HEICO Corp., Class A	5,435	901,395
Hexcel Corp.	5,075	325,866
Howmet Aerospace, Inc.	24,533	1,637,578
Huntington Ingalls Industries, Inc.	2,504	693,433
Kratos Defense & Security Solutions, Inc.(a)(b)	8,426	150,151
L3Harris Technologies, Inc.	12,247	2,621,470
Leonardo DRS, Inc.(a)	2,880	61,978
Lockheed Martin Corp.	13,927	6,475,080
Mercury Systems, Inc.(a)	3,148	88,774
Moog, Inc., Class A	1,948	309,868
National Presto Industries, Inc.	368	30,172
Northrop Grumman Corp.	9,096	4,411,833
Park Aerospace Corp.	1,798	25,657
Rocket Lab USA, Inc., Class A(a)(b)	18,254	68,635
RTX Corp.	92,465	9,387,047
Spirit AeroSystems Holdings, Inc., Class A(a)	7,857	251,424
Textron, Inc.	12,764	1,079,707
TransDigm Group, Inc.	3,422	4,270,759
Triumph Group, Inc.(a)	3,986	53,253
V2X, Inc.(a)	802	38,961
Virgin Galactic Holdings, Inc., Class A(a)(b)	14,613	12,715
Woodward, Inc.	3,870	628,333
		59,182,928
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.(a)(b)	4,072	52,203
CH Robinson Worldwide, Inc.	7,239	513,969
Expeditors International of Washington, Inc.	9,389	1,045,090
FedEx Corp.	14,902	3,901,046
Forward Air Corp.	1,607	35,386
GXO Logistics, Inc.(a)	7,459	370,414
Hub Group, Inc., Class A	4,172	167,798
Radiant Logistics, Inc.(a)	1,065	5,261
United Parcel Service, Inc., Class B	46,576	6,869,028
		12,960,195
Automobile Components — 0.2%
Adient PLC(a)	5,612	167,630
American Axle & Manufacturing Holdings, Inc.(a)	6,123	44,943
Aptiv PLC(a)	17,216	1,222,336
BorgWarner, Inc.	15,581	510,589
Cooper-Standard Holdings, Inc.(a)	698	10,770
Dana, Inc.	8,323	103,455
Dorman Products, Inc.(a)	1,596	139,570
Fox Factory Holding Corp.(a)	2,625	102,165
Gentex Corp.	15,053	516,318
Gentherm, Inc.(a)	2,298	116,210
Security	Shares	Value
Automobile Components (continued)
Goodyear Tire & Rubber Co.(a)	17,489	$ 209,168
Holley, Inc.(a)	3,298	13,258
LCI Industries	1,481	153,994
Lear Corp.	3,657	460,307
Luminar Technologies, Inc.(a)(b)	19,074	28,039
Modine Manufacturing Co.(a)	3,393	314,294
Patrick Industries, Inc.	1,396	145,868
Phinia, Inc.	2,926	114,114
QuantumScape Corp., Class A(a)(b)	24,550	133,061
Solid Power, Inc.(a)(b)	8,899	15,039
Standard Motor Products, Inc.	1,696	54,442
Stoneridge, Inc.(a)	1,548	23,189
Visteon Corp.(a)	1,648	182,318
XPEL, Inc.(a)	1,523	80,034
		4,861,111
Automobiles — 1.3%
Ford Motor Co.	252,419	3,066,891
General Motors Co.	73,931	3,292,147
Harley-Davidson, Inc.	7,932	272,782
Lucid Group, Inc.(a)(b)	48,306	123,180
Rivian Automotive, Inc., Class A(a)(b)	45,519	405,119
Tesla, Inc.(a)	177,379	32,510,023
Thor Industries, Inc.	3,278	325,899
Winnebago Industries, Inc.	2,035	125,315
Workhorse Group, Inc.(a)(b)	13,953	2,110
		40,123,466
Banks — 3.6%
1st Source Corp.	1,608	79,757
ACNB Corp.	658	21,411
Amalgamated Financial Corp.	666	16,344
Amerant Bancorp, Inc., Class A	1,476	31,970
Ameris Bancorp	3,711	176,198
Arrow Financial Corp.	1,851	41,222
Associated Banc-Corp.	9,965	209,963
Atlantic Union Bankshares Corp.	6,344	201,549
Axos Financial, Inc.(a)	3,469	175,566
Banc of California, Inc.	11,046	151,220
BancFirst Corp.	1,304	116,278
Bancorp, Inc.(a)	2,694	80,658
Bank First Corp.	578	44,616
Bank of America Corp.	444,630	16,455,756
Bank of Hawaii Corp.	2,181	123,641
Bank of Marin Bancorp	1,301	18,682
Bank of NT Butterfield & Son Ltd.	3,623	123,182
Bank OZK	6,920	308,978
BankUnited, Inc.	2,969	79,361
Banner Corp.	981	42,801
Bar Harbor Bankshares	1,349	33,833
BayCom Corp.	1,314	25,991
BCB Bancorp, Inc.	1,342	12,642
Berkshire Hills Bancorp, Inc.	1,900	40,508
Blue Foundry Bancorp(a)	1,829	15,620
Blue Ridge Bankshares, Inc.	1,301	3,252
BOK Financial Corp.	1,817	161,222
Bridgewater Bancshares, Inc.(a)	1,355	14,742
Brookline Bancorp, Inc.	3,524	29,249
Burke & Herbert Financial Services Corp.	504	26,400
Business First Bancshares, Inc.	2,631	53,120
Byline Bancorp, Inc.	1,662	36,016
Cadence Bank	6,933	191,836
Cambridge Bancorp	547	33,569
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Camden National Corp.	1,025	$ 32,000
Capital Bancorp, Inc.	643	12,474
Capital City Bank Group, Inc.	1,111	29,464
Capitol Federal Financial, Inc.	5,759	27,470
Carter Bankshares, Inc.(a)	1,048	12,754
Cathay General Bancorp	5,173	178,158
Central Pacific Financial Corp.	427	8,514
Citigroup, Inc.	122,753	7,528,441
Citizens & Northern Corp.	1,802	30,724
Citizens Financial Group, Inc.	29,863	1,018,627
Citizens Financial Services, Inc.	359	14,504
City Holding Co.	442	44,651
Civista Bancshares, Inc.	808	11,538
CNB Financial Corp.	1,531	29,089
Coastal Financial Corp.(a)	714	27,618
Colony Bankcorp, Inc.	1,564	17,001
Columbia Banking System, Inc.	13,708	257,847
Columbia Financial, Inc.(a)	2,444	40,570
Comerica, Inc.	8,384	420,625
Commerce Bancshares, Inc.	7,743	423,387
Community Bank System, Inc.	1,925	83,198
Community Trust Bancorp, Inc.	1,932	81,163
ConnectOne Bancorp, Inc.	2,102	37,647
CrossFirst Bankshares, Inc.(a)	2,745	33,160
Cullen/Frost Bankers, Inc.	3,826	399,205
Customers Bancorp, Inc.(a)	1,668	76,178
CVB Financial Corp.	7,213	117,860
Dime Community Bancshares, Inc.	1,767	32,159
Eagle Bancorp, Inc.	1,044	19,304
East West Bancorp, Inc.	9,104	678,157
Eastern Bankshares, Inc.	10,087	126,693
Enterprise Bancorp, Inc.	214	5,200
Enterprise Financial Services Corp.	2,436	92,592
Equity Bancshares, Inc., Class A	1,265	42,137
Esquire Financial Holdings, Inc.	654	30,777
Farmers & Merchants Bancorp, Inc.	828	16,974
Farmers National Banc Corp.	1,865	22,063
FB Financial Corp.	3,630	133,039
Fifth Third Bancorp	43,603	1,589,765
Financial Institutions, Inc.	1,577	27,156
First Bancorp, Inc.	314	6,933
First BanCorp./Puerto Rico	4,514	77,866
First Bancorp/Southern Pines NC	1,949	59,269
First Bancshares, Inc.	3,335	79,840
First Bank/Hamilton	1,767	20,639
First Busey Corp.	4,173	93,225
First Business Financial Services, Inc.	758	25,067
First Citizens BancShares, Inc., Class A	708	1,194,226
First Commonwealth Financial Corp.	3,047	40,190
First Community Bankshares, Inc.	1,878	62,312
First Financial Bancorp	3,434	75,926
First Financial Bankshares, Inc.	8,460	250,078
First Financial Corp.	1,022	37,211
First Foundation, Inc.	3,066	16,802
First Hawaiian, Inc.	9,199	194,007
First Horizon Corp.	37,029	552,473
First Interstate BancSystem, Inc., Class A	5,159	137,745
First Merchants Corp.	5,056	168,972
First Mid Bancshares, Inc.	1,619	50,124
First of Long Island Corp.	1,705	16,146
Five Star Bancorp	948	20,496
Flushing Financial Corp.	1,802	19,858
FNB Corp.	26,091	348,054
Security	Shares	Value
Banks (continued)
Fulton Financial Corp.	11,311	$ 187,197
German American Bancorp, Inc.	2,925	92,810
Glacier Bancorp, Inc.	7,414	268,238
Great Southern Bancorp, Inc.	1,489	76,535
Greene County Bancorp, Inc.	778	22,889
Guaranty Bancshares, Inc.	297	8,533
Hancock Whitney Corp.	5,243	237,980
Hanmi Financial Corp.	907	13,877
HarborOne Bancorp, Inc.	5,173	52,402
HBT Financial, Inc.	1,273	23,493
Heartland Financial USA, Inc.	2,831	119,213
Heritage Commerce Corp.	3,436	27,282
Heritage Financial Corp.	1,053	18,680
Hilltop Holdings, Inc.	3,539	103,551
Hingham Institution For Savings The(b)	79	13,343
Home Bancorp, Inc.	190	6,650
Home BancShares, Inc.	13,023	308,385
HomeStreet, Inc.	954	11,686
HomeTrust Bancshares, Inc.	642	16,499
Hope Bancorp, Inc.	3,638	36,453
Horizon Bancorp, Inc.	2,632	30,215
Huntington Bancshares, Inc.	94,272	1,269,844
Independent Bank Corp.	2,993	127,354
Independent Bank Group, Inc.	2,212	82,375
International Bancshares Corp.	3,841	213,752
John Marshall Bancorp, Inc.	759	12,539
JPMorgan Chase & Co.	185,845	35,633,920
Kearny Financial Corp.	5,495	29,673
KeyCorp.	59,612	863,778
Lakeland Bancorp, Inc.	4,929	60,084
Lakeland Financial Corp.	1,478	86,862
Live Oak Bancshares, Inc.	2,391	77,277
M&T Bank Corp.	10,835	1,564,466
Macatawa Bank Corp.	816	11,424
Mercantile Bank Corp.	497	17,932
Metrocity Bankshares, Inc.	1,908	43,846
Metropolitan Bank Holding Corp.(a)	533	21,160
Mid Penn Bancorp, Inc.	806	16,305
Midland States Bancorp, Inc.	963	21,090
MidWestOne Financial Group, Inc.	1,021	20,594
MVB Financial Corp.	865	15,544
National Bank Holdings Corp., Class A	2,275	74,461
NBT Bancorp, Inc.	1,281	44,848
New York Community Bancorp, Inc., Class A	44,825	118,786
Nicolet Bankshares, Inc.	940	71,938
Northeast Bank	629	32,532
Northfield Bancorp, Inc.	2,756	22,985
Northwest Bancshares, Inc.	4,246	45,008
NU Holdings Ltd./Cayman Islands, Class A(a)	150,971	1,639,545
OceanFirst Financial Corp.	4,668	68,900
OFG Bancorp	2,791	100,783
Old National Bancorp	20,590	340,559
Old Second Bancorp, Inc.	5,066	69,404
Orange County Bancorp, Inc.	634	27,395
Origin Bancorp, Inc.	1,892	56,192
Orrstown Financial Services, Inc.	348	9,125
Pacific Premier Bancorp, Inc.	3,852	82,818
Park National Corp.	1,046	137,769
Pathward Financial, Inc.	1,236	62,257
PCB Bancorp	1,231	17,923
Peapack-Gladstone Financial Corp.	1,216	27,214
Peoples Bancorp, Inc.	3,439	99,869
Peoples Financial Services Corp.	546	20,677

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Pinnacle Financial Partners, Inc.	4,868	$ 373,376
PNC Financial Services Group, Inc.	25,809	3,955,487
Popular, Inc.	4,920	418,151
Preferred Bank/Los Angeles CA	305	23,085
Premier Financial Corp.	3,589	69,555
Primis Financial Corp.	1,942	18,876
Prosperity Bancshares, Inc.	5,982	370,705
Provident Financial Services, Inc.	3,731	54,771
QCR Holdings, Inc.	904	49,684
RBB Bancorp	350	6,216
Red River Bancshares, Inc.	282	12,749
Regions Financial Corp.	60,890	1,173,350
Renasant Corp.	1,899	55,185
Republic Bancorp, Inc., Class A	1,265	64,161
S&T Bancorp, Inc.	2,286	68,923
Sandy Spring Bancorp, Inc.	2,975	60,839
Seacoast Banking Corp. of Florida	3,711	85,613
ServisFirst Bancshares, Inc.	3,034	178,885
Shore Bancshares, Inc.	2,166	22,418
Sierra Bancorp	1,347	26,698
Simmons First National Corp., Class A	6,948	118,741
SmartFinancial, Inc.	1,272	26,140
South Plains Financial, Inc.	1,099	28,486
Southern First Bancshares, Inc.(a)	161	4,157
Southern Missouri Bancorp, Inc.	347	13,915
Southside Bancshares, Inc.	1,208	32,205
SouthState Corp.	5,317	402,497
Stellar Bancorp, Inc.	2,975	66,045
Stock Yards Bancorp, Inc.	2,417	107,677
Summit Financial Group, Inc.	488	12,917
Synovus Financial Corp.	9,006	322,325
Texas Capital Bancshares, Inc.(a)	3,412	195,849
TFS Financial Corp.	4,986	59,882
Third Coast Bancshares, Inc.(a)	1,211	23,518
Tompkins Financial Corp.	1,151	50,621
Towne Bank/Portsmouth VA	6,068	156,979
TriCo Bancshares	2,838	98,677
Triumph Financial, Inc.(a)	1,335	93,931
Truist Financial Corp.	85,383	3,206,132
TrustCo Bank Corp./New York	719	19,140
Trustmark Corp.	3,530	104,488
U.S. Bancorp	100,635	4,088,800
UMB Financial Corp.	3,024	240,892
United Bankshares, Inc.	8,494	275,715
United Community Banks, Inc.	3,642	91,888
Univest Financial Corp.	4,249	88,677
USCB Financial Holdings, Inc., Class A	1,758	19,584
Valley National Bancorp	28,846	202,210
Veritex Holdings, Inc.	2,661	51,836
WaFd, Inc.	5,056	136,967
Washington Trust Bancorp, Inc.	2,282	58,100
Webster Financial Corp.	10,624	465,650
Wells Fargo & Co.	231,840	13,752,749
WesBanco, Inc.	4,292	115,884
West BanCorp, Inc.	1,337	21,740
Westamerica BanCorp	1,572	73,177
Western Alliance Bancorp	6,952	395,082
Wintrust Financial Corp.	3,785	365,782
Security	Shares	Value
Banks (continued)
WSFS Financial Corp.	3,434	$ 146,735
Zions Bancorp NA	9,720	396,382
		114,792,112
Beverages — 1.3%
Boston Beer Co., Inc., Class A(a)	590	164,262
Brown-Forman Corp., Class A	2,982	146,327
Brown-Forman Corp., Class B	11,725	561,041
Celsius Holdings, Inc.(a)	9,283	661,600
Coca-Cola Co.	250,407	15,467,640
Coca-Cola Consolidated, Inc.	320	264,320
Constellation Brands, Inc., Class A	10,389	2,633,196
Duckhorn Portfolio, Inc.(a)(b)	2,594	21,971
Keurig Dr. Pepper, Inc.	60,738	2,046,871
MGP Ingredients, Inc.	1,116	87,539
Molson Coors Beverage Co., Class B	11,058	633,181
Monster Beverage Corp.(a)	47,457	2,536,577
National Beverage Corp.(a)	1,540	68,530
PepsiCo, Inc.	88,618	15,588,792
Primo Water Corp.	10,816	204,098
Vita Coco Co., Inc.(a)	2,130	51,631
		41,137,576
Biotechnology — 2.2%
2seventy bio, Inc.(a)	3,031	13,821
4D Molecular Therapeutics, Inc.(a)(b)	2,112	50,540
89bio, Inc.(a)	4,301	36,602
Aadi Bioscience, Inc.(a)	1,787	3,430
AbbVie, Inc.	113,376	18,439,473
ACADIA Pharmaceuticals, Inc.(a)	7,957	132,961
ACELYRIN, Inc.(a)	6,068	25,364
Adicet Bio, Inc.(a)(b)	1,548	2,307
ADMA Biologics, Inc.(a)	12,578	82,009
Aerovate Therapeutics, Inc.(a)	433	8,664
Agenus, Inc.(a)(b)	1,168	14,156
Agios Pharmaceuticals, Inc.(a)	3,560	115,700
Akero Therapeutics, Inc.(a)(b)	4,338	86,283
Aldeyra Therapeutics, Inc.(a)	3,447	13,581
Alector, Inc.(a)	2,986	15,169
Alkermes PLC(a)	10,139	248,811
Allakos, Inc.(a)	6,302	6,617
Allogene Therapeutics, Inc.(a)(b)	5,719	15,784
Allovir, Inc.(a)	1,851	1,470
Alnylam Pharmaceuticals, Inc.(a)	7,838	1,128,280
Alpine Immune Sciences, Inc.(a)	2,578	166,513
Altimmune, Inc.(a)(b)	4,063	26,613
ALX Oncology Holdings, Inc.(a)	1,150	19,573
Amgen, Inc.	34,284	9,391,759
Amicus Therapeutics, Inc.(a)	17,257	172,397
AnaptysBio, Inc.(a)	865	21,054
Anavex Life Sciences Corp.(a)	5,000	18,250
Anika Therapeutics, Inc.(a)(b)	1,304	33,761
Annexon, Inc.(a)	6,182	28,128
Apellis Pharmaceuticals, Inc.(a)	6,746	298,106
Apogee Therapeutics, Inc.(a)	2,661	133,848
Arbutus Biopharma Corp.(a)	7,498	20,470
Arcellx, Inc.(a)	2,703	135,204
Arcturus Therapeutics Holdings, Inc.(a)(b)	1,205	30,812
Arcus Biosciences, Inc.(a)	3,707	56,458
Arcutis Biotherapeutics, Inc.(a)	6,214	51,700
Ardelyx, Inc.(a)	13,612	87,117
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Arrowhead Pharmaceuticals, Inc.(a)	7,797	$ 176,368
Astria Therapeutics, Inc.(a)	2,797	25,676
Atara Biotherapeutics, Inc.(a)	4,529	3,125
Aura Biosciences, Inc.(a)	1,601	11,847
Aurinia Pharmaceuticals, Inc.(a)	8,475	43,138
Avid Bioservices, Inc.(a)	3,513	26,804
Avidity Biosciences, Inc.(a)(b)	5,206	125,621
Avita Medical, Inc.(a)	1,749	14,692
Beam Therapeutics, Inc.(a)(b)	5,080	107,798
BioCryst Pharmaceuticals, Inc.(a)(b)	11,882	49,073
Biogen, Inc.(a)	9,340	2,006,419
Biohaven Ltd.(a)	4,691	182,011
BioMarin Pharmaceutical, Inc.(a)	11,649	940,773
Biomea Fusion, Inc.(a)(b)	1,375	14,767
Bioxcel Therapeutics, Inc.(a)	1,041	2,623
Bluebird Bio, Inc.(a)(b)	6,924	6,142
Blueprint Medicines Corp.(a)	4,032	368,283
Bridgebio Pharma, Inc.(a)(b)	7,628	195,429
Cabaletta Bio, Inc.(a)	2,282	24,292
CareDx, Inc.(a)	2,931	22,745
Cargo Therapeutics, Inc.(a)	1,604	30,636
Caribou Biosciences, Inc.(a)	4,018	14,585
Catalyst Pharmaceuticals, Inc.(a)	6,463	97,268
Celcuity, Inc.(a)	799	12,600
Celldex Therapeutics, Inc.(a)	4,265	159,596
Century Therapeutics, Inc.(a)	1,185	3,448
Cerevel Therapeutics Holdings, Inc.(a)	4,272	182,457
CG oncology, Inc.(a)	1,847	74,231
Cogent Biosciences, Inc.(a)	4,083	26,539
Coherus Biosciences, Inc.(a)	6,286	12,321
Compass Therapeutics, Inc.(a)	8,157	11,746
Crinetics Pharmaceuticals, Inc.(a)	4,490	196,752
Cullinan Therapeutics, Inc.(a)	2,878	77,735
Cytokinetics, Inc.(a)	6,207	380,613
Day One Biopharmaceuticals, Inc.(a)	3,982	68,092
Deciphera Pharmaceuticals, Inc.(a)	3,552	89,759
Denali Therapeutics, Inc.(a)	7,099	109,609
Design Therapeutics, Inc.(a)	2,613	9,198
Disc Medicine, Inc.(a)	618	17,205
Dynavax Technologies Corp.(a)	8,014	91,119
Dyne Therapeutics, Inc.(a)	4,195	106,175
Eagle Pharmaceuticals, Inc.(a)(b)	611	2,499
Editas Medicine, Inc.(a)	6,257	32,599
Emergent BioSolutions, Inc.(a)	2,980	5,602
Enanta Pharmaceuticals, Inc.(a)	1,355	18,618
Entrada Therapeutics, Inc.(a)	1,826	21,638
Erasca, Inc.(a)	3,958	7,956
Exact Sciences Corp.(a)	11,298	670,536
Exelixis, Inc.(a)	20,298	476,191
Fate Therapeutics, Inc.(a)	5,497	21,713
FibroGen, Inc.(a)	6,075	6,804
Foghorn Therapeutics, Inc.(a)	1,251	6,830
Genelux Corp.(a)	1,197	3,723
Generation Bio Co.(a)	2,726	7,715
Geron Corp.(a)(b)	34,343	134,968
Gilead Sciences, Inc.	80,209	5,229,627
Gritstone bio, Inc.(a)	11,780	9,424
Halozyme Therapeutics, Inc.(a)	8,051	306,743
Heron Therapeutics, Inc.(a)	5,088	11,804
HilleVax, Inc.(a)	1,399	18,467
Humacyte, Inc.(a)	4,049	15,872
Ideaya Biosciences, Inc.(a)	4,487	182,397
IGM Biosciences, Inc.(a)(b)	534	5,142
Security	Shares	Value
Biotechnology (continued)
Immuneering Corp., Class A(a)	3,388	$ 4,811
ImmunityBio, Inc.(a)(b)	7,947	63,497
Immunovant, Inc.(a)	3,713	101,885
Incyte Corp.(a)	12,181	634,021
Inhibrx, Inc.(a)	2,243	76,352
Inozyme Pharma, Inc.(a)	4,463	19,682
Insmed, Inc.(a)	8,233	203,520
Intellia Therapeutics, Inc.(a)(b)	5,528	118,299
Ionis Pharmaceuticals, Inc.(a)(b)	9,591	395,725
Iovance Biotherapeutics, Inc.(a)	14,438	170,080
Ironwood Pharmaceuticals, Inc., Class A(a)	8,803	68,223
iTeos Therapeutics, Inc.(a)	2,020	21,695
Janux Therapeutics, Inc.(a)	958	54,606
KalVista Pharmaceuticals, Inc.(a)	2,567	29,135
Karyopharm Therapeutics, Inc.(a)	2,939	3,027
Keros Therapeutics, Inc.(a)	1,802	101,615
Kezar Life Sciences, Inc.(a)(b)	2,971	2,450
Kiniksa Pharmaceuticals Ltd., Class A(a)	1,991	37,272
Kodiak Sciences, Inc.(a)(b)	1,928	6,189
Krystal Biotech, Inc.(a)	1,376	210,693
Kura Oncology, Inc.(a)	4,970	97,511
Kymera Therapeutics, Inc.(a)	2,658	89,362
Lexicon Pharmaceuticals, Inc.(a)	16,590	25,549
Lyell Immunopharma, Inc.(a)(b)	11,179	24,258
MacroGenics, Inc.(a)	3,347	49,469
Madrigal Pharmaceuticals, Inc.(a)(b)	967	197,287
MannKind Corp.(a)(b)	15,218	62,546
MeiraGTx Holdings PLC(a)	2,029	9,902
Merrimack Pharmaceuticals, Inc.(a)	74	1,091
Mersana Therapeutics, Inc.(a)	6,910	21,905
MiMedx Group, Inc.(a)	9,149	56,358
Mineralys Therapeutics, Inc.(a)	2,581	31,617
Mirum Pharmaceuticals, Inc.(a)	1,260	31,639
Moderna, Inc.(a)	21,492	2,370,783
Monte Rosa Therapeutics, Inc.(a)	998	5,309
Morphic Holding, Inc.(a)	2,051	55,931
Mural Oncology PLC(a)	1,013	3,748
Myriad Genetics, Inc.(a)	5,141	100,609
Natera, Inc.(a)	7,136	662,792
Neurocrine Biosciences, Inc.(a)	6,257	860,588
Nkarta, Inc.(a)	2,544	16,994
Novavax, Inc.(a)(b)	4,770	20,654
Nurix Therapeutics, Inc.(a)	3,236	38,897
Nuvalent, Inc., Class A(a)	1,542	106,213
Olema Pharmaceuticals, Inc.(a)	2,267	23,055
Organogenesis Holdings, Inc., Class A(a)(b)	6,610	15,533
ORIC Pharmaceuticals, Inc.(a)	3,677	32,468
Outlook Therapeutics, Inc.(a)(b)	504	4,496
Ovid therapeutics, Inc.(a)	7,396	22,558
PepGen, Inc.(a)	1,713	21,036
PMV Pharmaceuticals, Inc.(a)	2,919	5,254
Poseida Therapeutics, Inc.(a)	10,709	25,916
Precigen, Inc.(a)	5,740	7,577
Prime Medicine, Inc.(a)(b)	2,694	13,254
ProKidney Corp., Class A(a)(b)	3,973	8,204
Protagonist Therapeutics, Inc.(a)	3,310	83,114
Prothena Corp. PLC(a)	2,491	50,667
PTC Therapeutics, Inc.(a)	4,623	148,629
Rallybio Corp.(a)	1,815	3,485
RAPT Therapeutics, Inc.(a)	2,050	15,785
Recursion Pharmaceuticals, Inc., Class A(a)(b)	9,184	71,819
Regeneron Pharmaceuticals, Inc.(a)	6,541	5,825,807
REGENXBIO, Inc.(a)	3,603	55,306

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Relay Therapeutics, Inc.(a)	5,448	$ 35,521
Replimune Group, Inc.(a)(b)	3,154	20,028
REVOLUTION Medicines, Inc.(a)	9,050	337,384
Rhythm Pharmaceuticals, Inc.(a)	3,862	153,553
Rigel Pharmaceuticals, Inc.(a)	11,055	11,608
Rocket Pharmaceuticals, Inc.(a)	4,600	98,992
Roivant Sciences Ltd.(a)	24,857	270,941
Sage Therapeutics, Inc.(a)	3,162	44,078
Sana Biotechnology, Inc.(a)(b)	8,307	74,763
Sangamo Therapeutics, Inc.(a)	6,311	3,250
Sarepta Therapeutics, Inc.(a)	5,813	736,275
Savara, Inc.(a)(b)	7,236	33,141
Scholar Rock Holding Corp.(a)	4,377	64,211
Seres Therapeutics, Inc.(a)	3,540	3,507
SpringWorks Therapeutics, Inc.(a)	4,138	193,203
Stoke Therapeutics, Inc.(a)	1,062	11,714
Summit Therapeutics, Inc.(a)(b)	11,141	43,784
Sutro Biopharma, Inc.(a)	2,510	8,521
Syndax Pharmaceuticals, Inc.(a)	6,365	134,492
Tango Therapeutics, Inc.(a)	1,668	12,844
Tenaya Therapeutics, Inc.(a)	1,213	5,507
TG Therapeutics, Inc.(a)	8,484	115,891
Travere Therapeutics, Inc.(a)	5,719	31,626
Twist Bioscience Corp.(a)(b)	3,793	118,455
Tyra Biosciences, Inc.(a)	1,832	31,327
Ultragenyx Pharmaceutical, Inc.(a)	5,300	225,462
United Therapeutics Corp.(a)	2,835	664,326
UroGen Pharma Ltd.(a)	1,616	22,333
Vanda Pharmaceuticals, Inc.(a)	2,945	14,018
Vaxcyte, Inc.(a)	6,886	416,947
Vera Therapeutics, Inc., Class A(a)	2,336	92,295
Veracyte, Inc.(a)	5,067	99,161
Vericel Corp.(a)	3,406	156,233
Vertex Pharmaceuticals, Inc.(a)	16,495	6,479,401
Verve Therapeutics, Inc.(a)	3,190	19,172
Viking Therapeutics, Inc.(a)(b)	6,356	505,810
Vir Biotechnology, Inc.(a)	5,579	47,198
Viridian Therapeutics, Inc.(a)	2,902	38,481
Voyager Therapeutics, Inc.(a)	2,518	19,691
X4 Pharmaceuticals, Inc.(a)	13,369	14,973
Xencor, Inc.(a)	3,868	80,996
Y-mAbs Therapeutics, Inc.(a)	1,877	28,549
Zentalis Pharmaceuticals, Inc.(a)	3,109	34,386
Zymeworks, Inc.(a)	3,388	29,069
		69,729,832
Broadline Retail — 3.4%
Amazon.com, Inc.(a)	579,212	101,362,100
Big Lots, Inc.	1,787	6,290
ContextLogic, Inc., Class A(a)	1,206	6,693
Coupang, Inc.(a)	70,699	1,590,728
Dillard’s, Inc., Class A(b)	252	110,373
eBay, Inc.	33,155	1,708,809
Etsy, Inc.(a)	7,944	545,515
Kohl’s Corp.	8,213	196,619
Macy’s, Inc.	16,842	310,398
Nordstrom, Inc.	7,722	146,795
Ollie’s Bargain Outlet Holdings, Inc.(a)	4,073	297,899
Savers Value Village, Inc.(a)(b)	1,377	22,748
		106,304,967
Building Products — 0.7%
A O Smith Corp.	7,869	651,868
Security	Shares	Value
Building Products (continued)
AAON, Inc.	4,153	$ 390,756
Advanced Drainage Systems, Inc.	4,237	665,209
Allegion PLC	5,762	700,429
American Woodmark Corp.(a)	1,233	113,535
Apogee Enterprises, Inc.	1,427	88,160
Armstrong World Industries, Inc.	2,908	334,071
AZEK Co., Inc., Class A(a)	9,614	438,783
AZZ, Inc.	1,415	101,356
Builders FirstSource, Inc.(a)	7,736	1,414,295
Carlisle Cos., Inc.	3,127	1,214,058
Carrier Global Corp.	53,758	3,305,579
CSW Industrials, Inc.	1,003	238,333
Fortune Brands Innovations, Inc.	8,148	595,619
Gibraltar Industries, Inc.(a)	1,865	133,273
Griffon Corp.	2,530	165,766
Hayward Holdings, Inc.(a)	7,862	106,766
Insteel Industries, Inc.	1,232	39,547
Janus International Group, Inc.(a)	5,152	74,240
JELD-WEN Holding, Inc.(a)	6,029	123,594
Johnson Controls International PLC	43,626	2,838,744
Lennox International, Inc.	2,026	938,889
Masco Corp.	14,244	975,002
Masonite International Corp.(a)	1,365	180,931
Masterbrand, Inc.(a)	8,295	138,278
Owens Corning	5,707	959,974
Quanex Building Products Corp.	1,892	62,852
Resideo Technologies, Inc.(a)	9,442	184,402
Simpson Manufacturing Co., Inc.	2,694	468,460
Trane Technologies PLC	14,621	4,639,828
Trex Co., Inc.(a)	7,001	619,939
UFP Industries, Inc.	3,922	442,009
Zurn Elkay Water Solutions Corp.	9,531	298,130
		23,642,675
Capital Markets — 3.0%
Affiliated Managers Group, Inc.	2,054	320,629
AlTi Global, Inc.(a)	6,212	28,575
Ameriprise Financial, Inc.	6,417	2,642,456
Ares Management Corp., Class A	10,841	1,442,829
Artisan Partners Asset Management, Inc., Class A	3,613	147,880
AssetMark Financial Holdings, Inc.(a)	965	32,627
B. Riley Financial, Inc.(b)	1,480	50,912
Bank of New York Mellon Corp.	48,591	2,744,906
BGC Group, Inc., Class A	22,373	175,181
BlackRock, Inc.(c)	9,550	7,206,812
Blackstone, Inc., Class A	45,732	5,332,809
Blue Owl Capital, Inc.	28,528	538,894
Brightsphere Investment Group, Inc.	3,261	72,525
Carlyle Group, Inc.	13,736	615,373
Cboe Global Markets, Inc.	6,858	1,242,327
Charles Schwab Corp.	95,259	7,044,403
CME Group, Inc., Class A	23,066	4,835,556
Cohen & Steers, Inc.	1,830	125,867
Coinbase Global, Inc., Class A(a)	10,989	2,240,987
Diamond Hill Investment Group, Inc., Class A	101	15,071
Donnelley Financial Solutions, Inc.(a)	1,458	91,533
Evercore, Inc., Class A	2,297	416,905
FactSet Research Systems, Inc.	2,426	1,011,375
Forge Global Holdings, Inc.(a)	10,642	19,475
Franklin Resources, Inc.	19,907	454,676
GCM Grosvenor, Inc., Class A	2,165	20,438
Goldman Sachs Group, Inc.	20,290	8,657,946
Hamilton Lane, Inc., Class A	2,385	266,452
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Houlihan Lokey, Inc., Class A	3,341	$ 425,944
Interactive Brokers Group, Inc., Class A	6,683	769,347
Intercontinental Exchange, Inc.	36,272	4,670,383
Invesco Ltd.	23,471	332,584
Janus Henderson Group PLC	8,874	277,046
Jefferies Financial Group, Inc.	11,650	501,649
KKR & Co., Inc., Class A	42,627	3,967,295
Lazard, Inc.	6,791	261,454
LPL Financial Holdings, Inc.	4,903	1,319,544
MarketAxess Holdings, Inc.	2,383	476,814
Moelis & Co., Class A	4,116	202,013
Moody’s Corp.	10,170	3,766,256
Morgan Stanley	75,269	6,837,436
Morningstar, Inc.	1,635	462,133
MSCI, Inc., Class A	4,913	2,288,426
Nasdaq, Inc.	23,733	1,420,420
Northern Trust Corp.	12,848	1,058,547
Open Lending Corp.(a)(b)	5,715	29,147
P10, Inc., Class A	2,388	16,955
Patria Investments Ltd., Class A	4,257	57,044
Perella Weinberg Partners, Class A	3,888	58,009
Piper Sandler Cos.	1,151	225,354
PJT Partners, Inc., Class A	1,652	156,097
Raymond James Financial, Inc.	12,297	1,500,234
Robinhood Markets, Inc., Class A(a)	41,030	676,585
S&P Global, Inc.	20,337	8,456,735
SEI Investments Co.	6,181	407,637
State Street Corp.	19,540	1,416,455
StepStone Group, Inc., Class A	3,324	119,897
Stifel Financial Corp.	5,785	462,337
StoneX Group, Inc.(a)	1,744	126,614
T Rowe Price Group, Inc.	14,306	1,567,508
TPG, Inc., Class A	4,884	210,500
Tradeweb Markets, Inc., Class A	7,343	746,857
Victory Capital Holdings, Inc., Class A	2,170	110,366
Virtu Financial, Inc., Class A	5,659	122,800
Virtus Investment Partners, Inc.	369	80,929
WisdomTree, Inc.	8,155	72,580
XP, Inc., Class A	21,090	431,712
		93,885,062
Chemicals — 1.5%
AdvanSix, Inc.	1,773	44,786
Air Products and Chemicals, Inc.	14,228	3,362,646
Albemarle Corp.	7,495	901,723
American Vanguard Corp.	3,843	43,772
Arcadium Lithium PLC(a)	63,697	280,267
Ashland, Inc.	3,384	322,597
Aspen Aerogels, Inc.(a)(b)	3,713	58,146
Avient Corp.	5,515	233,946
Axalta Coating Systems Ltd.(a)	14,592	458,772
Balchem Corp.	2,008	283,891
Cabot Corp.	3,476	317,115
Celanese Corp., Class A	6,406	984,026
CF Industries Holdings, Inc.	12,228	965,645
Chemours Co.	9,206	246,261
Corteva, Inc.	45,221	2,447,813
Danimer Scientific, Inc., Class A(a)(b)	6,007	4,505
Dow, Inc.	45,139	2,568,409
DuPont de Nemours, Inc.	27,543	1,996,867
Eastman Chemical Co.	7,790	735,688
Ecolab, Inc.	15,903	3,596,463
Ecovyst, Inc.(a)	8,228	77,590
Security	Shares	Value
Chemicals (continued)
Element Solutions, Inc.	14,301	$ 330,782
FMC Corp.	8,136	480,105
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	100,397	89,464
Hawkins, Inc.	1,121	84,938
HB Fuller Co.	3,352	250,428
Huntsman Corp.	10,842	258,690
Ingevity Corp.(a)	2,428	124,168
Innospec, Inc.	1,590	190,800
International Flavors & Fragrances, Inc.	16,587	1,404,090
Intrepid Potash, Inc.(a)(b)	1,114	22,414
Koppers Holdings, Inc.	1,501	76,971
Kronos Worldwide, Inc.	777	8,897
Linde PLC	31,164	13,742,077
LSB Industries, Inc.(a)	3,652	33,964
LyondellBasell Industries NV, Class A	16,532	1,652,704
Mativ Holdings, Inc.	4,082	74,537
Minerals Technologies, Inc.	2,032	148,112
Mosaic Co.	21,068	661,325
NewMarket Corp.	374	197,068
Olin Corp.	7,772	406,320
Origin Materials, Inc.(a)	7,098	5,746
Orion SA	3,373	79,805
Perimeter Solutions SA(a)	11,847	82,929
PPG Industries, Inc.	14,910	1,923,390
PureCycle Technologies, Inc.(a)(b)	6,987	32,629
Quaker Chemical Corp.	858	160,043
Rayonier Advanced Materials, Inc.(a)	5,464	20,381
RPM International, Inc.	8,240	880,938
Scotts Miracle-Gro Co.	2,518	172,584
Sensient Technologies Corp.	2,722	199,305
Sherwin-Williams Co.	15,251	4,569,352
Stepan Co.	1,403	116,435
Trinseo PLC	2,403	6,272
Tronox Holdings PLC	6,792	115,396
Westlake Corp.	2,070	305,035
		48,839,022
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	4,442	194,115
ACCO Brands Corp.	3,640	17,545
ACV Auctions, Inc., Class A(a)(b)	7,474	130,421
Aris Water Solution, Inc., Class A	1,316	18,464
BrightView Holdings, Inc.(a)	2,533	28,496
Brink’s Co.	2,649	231,682
Casella Waste Systems, Inc., Class A(a)	3,457	312,513
CECO Environmental Corp.(a)	2,391	51,693
Cimpress PLC(a)	1,338	114,091
Cintas Corp.	5,541	3,647,862
Clean Harbors, Inc.(a)	3,335	631,816
Copart, Inc.(a)	55,206	2,998,238
CoreCivic, Inc.(a)	8,030	119,647
Deluxe Corp.	2,249	44,418
Driven Brands Holdings, Inc.(a)	3,595	51,516
Ennis, Inc.	1,476	29,372
Enviri Corp.(a)	4,861	37,819
GEO Group, Inc.(a)	8,758	130,144
Healthcare Services Group, Inc.(a)	5,673	60,247
HNI Corp.	3,184	133,569
Interface, Inc., Class A	3,303	50,503
Li-Cycle Holdings Corp.(a)(b)	8,180	5,359
Liquidity Services, Inc.(a)	1,769	30,533
Matthews International Corp., Class A	2,063	55,660
MillerKnoll, Inc.	5,129	130,430

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
Montrose Environmental Group, Inc.(a)	1,946	$ 84,495
MSA Safety, Inc.	2,318	418,167
OPENLANE, Inc.(a)	7,187	123,473
Performant Financial Corp.(a)	12,291	32,694
Pitney Bowes, Inc.	4,309	18,356
Quad/Graphics, Inc., Class A	1,629	7,314
RB Global, Inc.	11,601	830,400
Republic Services, Inc.	13,106	2,512,420
Rollins, Inc.	16,689	743,662
SP Plus Corp.(a)	1,356	69,237
Steelcase, Inc., Class A	4,806	57,816
Stericycle, Inc.(a)	5,859	262,073
Tetra Tech, Inc.	3,414	664,774
UniFirst Corp.	954	152,764
Veralto Corp.	13,934	1,305,337
Vestis Corp.	7,109	130,948
Viad Corp.(a)	1,234	42,548
VSE Corp.	682	53,244
Waste Management, Inc.	26,088	5,426,826
		22,192,701
Communications Equipment — 0.7%
ADTRAN Holdings, Inc.	5,274	23,100
Arista Networks, Inc.(a)	16,068	4,122,406
Aviat Networks, Inc.(a)	336	11,239
Calix, Inc.(a)	4,004	111,031
Cambium Networks Corp.(a)	644	2,183
Ciena Corp.(a)	8,978	415,053
Cisco Systems, Inc.	260,647	12,245,196
Clearfield, Inc.(a)	817	24,608
CommScope Holding Co., Inc.(a)	13,802	12,339
Comtech Telecommunications Corp.(a)	1,632	3,068
Digi International, Inc.(a)	2,062	63,221
DZS, Inc.(a)(b)	990	970
Extreme Networks, Inc.(a)	7,642	85,590
F5, Inc.(a)	3,781	625,037
Harmonic, Inc.(a)	6,424	68,994
Infinera Corp.(a)(b)	17,092	82,384
Juniper Networks, Inc.	20,402	710,398
Lumentum Holdings, Inc.(a)	4,472	195,695
Motorola Solutions, Inc.	10,574	3,586,172
NETGEAR, Inc.(a)	1,767	26,116
NetScout Systems, Inc.(a)	4,617	88,923
Ribbon Communications, Inc.(a)	4,557	14,446
Ubiquiti, Inc.	252	27,110
Viasat, Inc.(a)	7,239	115,173
Viavi Solutions, Inc.(a)	14,749	116,517
		22,776,969
Construction & Engineering — 0.3%
AECOM	8,444	779,888
Ameresco, Inc., Class A(a)	1,722	36,041
API Group Corp.(a)	13,460	519,152
Arcosa, Inc.	3,111	236,498
Argan, Inc.	963	58,030
Bowman Consulting Group Ltd.(a)	812	26,382
Comfort Systems USA, Inc.	2,263	700,195
Concrete Pumping Holdings, Inc.(a)(b)	1,884	12,529
Construction Partners, Inc., Class A(a)	2,954	152,545
Dycom Industries, Inc.(a)	1,865	261,137
EMCOR Group, Inc.	2,937	1,049,008
Fluor Corp.(a)	9,203	371,157
Granite Construction, Inc.	2,789	154,790
Security	Shares	Value
Construction & Engineering (continued)
Great Lakes Dredge & Dock Corp.(a)	4,898	$ 32,327
IES Holdings, Inc.(a)	367	49,589
Limbach Holdings, Inc.(a)	850	38,531
MasTec, Inc.(a)	3,876	343,762
MDU Resources Group, Inc.	12,061	297,907
MYR Group, Inc.(a)	942	156,608
Northwest Pipe Co.(a)	487	15,414
Primoris Services Corp.	3,014	140,452
Quanta Services, Inc.	9,199	2,378,493
Sterling Infrastructure, Inc.(a)	2,030	206,248
Tutor Perini Corp.(a)	1,983	32,977
Valmont Industries, Inc.	1,381	282,829
WillScot Mobile Mini Holdings Corp.(a)	12,097	447,105
		8,779,594
Construction Materials — 0.2%
Eagle Materials, Inc.	2,155	540,280
Knife River Corp.(a)	3,754	293,525
Martin Marietta Materials, Inc.	3,975	2,333,603
Summit Materials, Inc., Class A(a)	7,815	304,004
U.S. Lime & Minerals, Inc.	114	35,340
Vulcan Materials Co.	8,560	2,205,313
		5,712,065
Consumer Finance — 0.6%
Ally Financial, Inc.	17,488	670,665
American Express Co.	37,273	8,723,000
Atlanticus Holdings Corp.(a)	526	13,913
Bread Financial Holdings, Inc.	2,726	100,617
Capital One Financial Corp.	24,221	3,474,018
Consumer Portfolio Services, Inc.(a)	1,875	16,050
Credit Acceptance Corp.(a)(b)	371	190,590
Discover Financial Services	16,020	2,030,215
Encore Capital Group, Inc.(a)	1,672	68,702
Enova International, Inc.(a)	1,795	108,651
FirstCash Holdings, Inc.	2,440	275,671
Green Dot Corp., Class A(a)	1,798	15,732
LendingClub Corp.(a)	7,657	57,581
LendingTree, Inc.(a)	601	29,010
Navient Corp.	6,130	92,073
Nelnet, Inc., Class A	903	85,045
NerdWallet, Inc., Class A(a)	2,065	25,957
OneMain Holdings, Inc.	7,353	383,165
PRA Group, Inc.(a)	2,429	57,786
PROG Holdings, Inc.	2,650	88,086
Regional Management Corp.	728	18,353
SLM Corp.	14,925	316,261
SoFi Technologies, Inc.(a)(b)	62,677	424,950
Synchrony Financial	26,229	1,153,551
Upstart Holdings, Inc.(a)(b)	4,483	99,209
World Acceptance Corp.(a)	213	29,302
		18,548,153
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A	26,815	547,026
Andersons, Inc.	2,210	121,417
BJ’s Wholesale Club Holdings, Inc.(a)	8,607	642,771
Casey’s General Stores, Inc.	2,382	761,240
Chefs’ Warehouse, Inc.(a)	2,601	86,041
Costco Wholesale Corp.	28,469	20,580,240
Dollar General Corp.	14,023	1,951,861
Dollar Tree, Inc.(a)	13,281	1,570,478
Grocery Outlet Holding Corp.(a)	6,304	163,715
HF Foods Group, Inc.(a)	1,854	5,414
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Ingles Markets, Inc., Class A	1,069	$ 76,701
Kroger Co.	41,709	2,309,844
Maplebear, Inc.(a)	1,477	50,410
Natural Grocers by Vitamin Cottage, Inc.	357	5,841
Performance Food Group Co.(a)	9,896	671,740
PriceSmart, Inc.	1,657	133,538
SpartanNash Co.	2,523	48,164
Sprouts Farmers Market, Inc.(a)	6,331	418,036
Sysco Corp.	31,536	2,343,755
Target Corp.	29,493	4,747,783
U.S. Foods Holding Corp.(a)	14,479	727,570
United Natural Foods, Inc.(a)	3,544	31,648
Village Super Market, Inc., Class A	1,208	33,788
Walgreens Boots Alliance, Inc.	47,019	833,647
Walmart, Inc.	275,360	16,342,616
Weis Markets, Inc.	1,178	74,367
		55,279,651
Containers & Packaging — 0.3%
Amcor PLC	92,090	823,285
AptarGroup, Inc.	4,131	596,434
Ardagh Group SA, Class A(a)	1,250	10,006
Ardagh Metal Packaging SA	8,206	32,414
Avery Dennison Corp.	5,112	1,110,735
Ball Corp.	20,020	1,392,791
Berry Global Group, Inc.	7,590	429,898
Crown Holdings, Inc.	6,728	552,167
Graphic Packaging Holding Co.	19,612	506,970
Greif, Inc., Class A	1,857	113,797
Greif, Inc., Class B	150	9,372
International Paper Co.	21,847	763,334
Myers Industries, Inc.	2,006	43,931
O-I Glass, Inc.(a)	9,817	146,862
Packaging Corp. of America	5,611	970,591
Pactiv Evergreen, Inc.	2,722	41,483
Ranpak Holdings Corp.(a)	2,577	18,658
Sealed Air Corp.	9,053	284,988
Silgan Holdings, Inc.	5,016	234,047
Sonoco Products Co.	6,383	357,767
TriMas Corp.	2,253	58,556
Westrock Co.	16,195	776,712
		9,274,798
Distributors — 0.1%
Genuine Parts Co.	8,840	1,389,736
LKQ Corp.	17,496	754,603
Pool Corp.	2,481	899,437
Weyco Group, Inc.	929	27,266
		3,071,042
Diversified Consumer Services — 0.1%
2U, Inc.(a)(b)	3,716	922
ADT, Inc.	14,416	93,704
Adtalem Global Education, Inc.(a)	2,748	136,356
Bright Horizons Family Solutions, Inc.(a)(b)	3,636	377,089
Carriage Services, Inc.	750	19,185
Chegg, Inc.(a)	7,981	41,262
Coursera, Inc.(a)	9,809	100,248
Duolingo, Inc.(a)	1,833	413,800
European Wax Center, Inc., Class A(a)	2,320	27,283
Frontdoor, Inc.(a)	4,969	152,499
Graham Holdings Co., Class B	237	166,225
Grand Canyon Education, Inc.(a)	1,933	251,329
H&R Block, Inc.	9,248	436,783
Security	Shares	Value
Diversified Consumer Services (continued)
Laureate Education, Inc., Class A	10,029	$ 145,420
Lincoln Educational Services Corp.(a)	3,193	34,037
Mister Car Wash, Inc.(a)(b)	4,380	29,302
Nerdy, Inc., Class A(a)	3,456	8,951
OneSpaWorld Holdings Ltd.(a)	4,480	56,986
Perdoceo Education Corp.	4,729	86,541
Service Corp. International	9,110	653,278
Strategic Education, Inc.	1,286	147,684
Stride, Inc.(a)	2,478	165,406
Udemy, Inc.(a)	6,592	66,052
Universal Technical Institute, Inc.(a)	3,497	53,224
WW International, Inc.(a)(b)	2,679	4,849
		3,668,415
Diversified REITs — 0.1%
American Assets Trust, Inc.	2,957	63,132
Armada Hoffler Properties, Inc.	4,860	51,127
Broadstone Net Lease, Inc.	11,612	169,071
CTO Realty Growth, Inc.	1,428	24,776
Empire State Realty Trust, Inc., Class A	7,712	70,179
Essential Properties Realty Trust, Inc.	10,387	273,593
Gladstone Commercial Corp.	2,038	27,248
Global Net Lease, Inc.	11,666	81,079
One Liberty Properties, Inc.	1,518	34,777
WP Carey, Inc.	14,082	772,257
		1,567,239
Diversified Telecommunication Services — 0.6%
Anterix, Inc.(a)	1,444	45,515
AST SpaceMobile, Inc., Class A(a)	4,773	10,548
AT&T, Inc.	459,842	7,766,731
ATN International, Inc.	370	7,060
Bandwidth, Inc., Class A(a)	1,171	21,312
Cogent Communications Holdings, Inc.	2,894	185,737
Consolidated Communications Holdings, Inc.(a)	4,659	20,127
ESC GCI Liberty, Inc. (d)	3,941	—
Frontier Communications Parent, Inc.(a)(b)	16,190	374,636
Globalstar, Inc.(a)	47,986	61,902
IDT Corp., Class B	1,059	37,637
Iridium Communications, Inc.	7,701	237,114
Liberty Latin America Ltd., Class A(a)	4,385	33,107
Liberty Latin America Ltd., Class C(a)(b)	7,372	55,585
Lumen Technologies, Inc.(a)	67,212	79,982
Ooma, Inc.(a)	719	5,076
Shenandoah Telecommunications Co.	3,990	51,152
Verizon Communications, Inc.	270,580	10,685,204
		19,678,425
Electric Utilities — 1.4%
ALLETE, Inc.	3,794	224,681
Alliant Energy Corp.	16,678	830,564
American Electric Power Co., Inc.	33,789	2,906,868
Avangrid, Inc.	4,309	157,408
Constellation Energy Corp.	20,668	3,843,008
Duke Energy Corp.	49,708	4,884,308
Edison International	24,192	1,719,083
Entergy Corp.	13,506	1,440,685
Evergy, Inc.	13,701	718,617
Eversource Energy	22,844	1,384,803
Exelon Corp.	63,839	2,399,070
FirstEnergy Corp.	35,275	1,352,443
Genie Energy Ltd., Class B	1,945	29,739
Hawaiian Electric Industries, Inc.	7,119	70,122
IDACORP, Inc.	3,073	291,259

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities (continued)
MGE Energy, Inc.	2,196	$ 171,991
NextEra Energy, Inc.	131,979	8,838,634
NRG Energy, Inc.	14,207	1,032,423
OGE Energy Corp.	12,559	435,169
Otter Tail Corp.	2,546	217,327
PG&E Corp.	131,552	2,250,855
Pinnacle West Capital Corp.	7,512	553,259
PNM Resources, Inc.	5,519	204,534
Portland General Electric Co.	6,057	261,844
PPL Corp.	49,039	1,346,611
Southern Co.	70,549	5,185,351
Xcel Energy, Inc.	35,381	1,901,021
		44,651,677
Electrical Equipment — 0.9%
Acuity Brands, Inc.	1,961	486,916
Allient, Inc.	976	28,685
AMETEK, Inc.	14,864	2,596,146
Array Technologies, Inc.(a)(b)	9,308	114,861
Atkore, Inc.(b)	2,278	399,333
Babcock & Wilcox Enterprises, Inc.(a)	2,924	2,982
Blink Charging Co.(a)(b)	2,352	5,951
Bloom Energy Corp., Class A(a)(b)	12,009	133,660
ChargePoint Holdings, Inc., Class A(a)(b)	18,288	24,323
Eaton Corp. PLC	25,543	8,129,315
Emerson Electric Co.	36,601	3,944,856
Encore Wire Corp.	986	275,449
Energy Vault Holdings, Inc.(a)	6,389	8,114
EnerSys	2,662	240,778
Enovix Corp.(a)(b)	9,039	56,584
Eos Energy Enterprises, Inc., Class A(a)(b)	7,915	6,120
ESS Tech, Inc.(a)	6,406	4,829
Fluence Energy, Inc., Class A(a)	3,874	69,112
FuelCell Energy, Inc.(a)(b)	31,425	29,156
GE Vernova, Inc.(a)	17,612	2,707,141
Generac Holdings, Inc.(a)	3,983	541,529
GrafTech International Ltd.	9,922	17,066
Hubbell, Inc.	3,444	1,276,071
LSI Industries, Inc.	2,248	32,821
NEXTracker, Inc., Class A(a)	7,808	334,104
NuScale Power Corp., Class A(a)(b)	1,721	9,982
nVent Electric PLC	10,867	783,185
Plug Power, Inc.(a)	31,835	73,539
Powell Industries, Inc.	497	71,071
Preformed Line Products Co.	83	10,045
Regal Rexnord Corp.	4,279	690,502
Rockwell Automation, Inc.	7,449	2,018,381
Sensata Technologies Holding PLC	9,360	358,582
SES AI Corp.(a)	9,902	15,645
Shoals Technologies Group, Inc., Class A(a)	10,860	91,767
Stem, Inc.(a)(b)	8,334	15,335
SunPower Corp.(a)(b)	5,371	11,064
Sunrun, Inc.(a)(b)	13,791	141,909
Thermon Group Holdings, Inc.(a)	2,167	69,192
TPI Composites, Inc.(a)(b)	2,227	7,082
Vertiv Holdings Co., Class A	21,939	2,040,327
Vicor Corp.(a)	1,278	41,382
		27,914,892
Electronic Equipment, Instruments & Components — 0.7%
908 Devices, Inc.(a)(b)	1,976	11,263
Advanced Energy Industries, Inc.(b)	2,357	225,895
Aeva Technologies, Inc.(a)	981	3,061
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Akoustis Technologies, Inc.(a)	1,380	$ 810
Amphenol Corp., Class A	37,508	4,529,841
Arlo Technologies, Inc.(a)	6,948	86,016
Arrow Electronics, Inc.(a)	3,345	427,056
Avnet, Inc.	6,112	298,693
Badger Meter, Inc.	1,788	327,061
Bel Fuse, Inc., Class B	688	40,399
Belden, Inc.	2,491	202,444
Benchmark Electronics, Inc.	2,953	89,210
CDW Corp.	8,756	2,117,726
Cognex Corp.	11,038	458,519
Coherent Corp.(a)	8,481	463,317
Corning, Inc.	49,632	1,656,716
Crane NXT Co.	3,098	188,389
CTS Corp.	1,973	90,265
Daktronics, Inc.(a)	4,121	38,944
ePlus, Inc.(a)	1,893	145,534
Evolv Technologies Holdings, Inc., Class A(a)	6,676	26,103
Fabrinet(a)	2,358	408,099
FARO Technologies, Inc.(a)	883	16,556
Insight Enterprises, Inc.(a)	1,855	338,667
IPG Photonics Corp.(a)	2,169	182,153
Itron, Inc.(a)	3,067	282,532
Jabil, Inc.	7,917	929,139
Keysight Technologies, Inc.(a)	11,294	1,670,834
Kimball Electronics, Inc.(a)	2,170	45,418
Knowles Corp.(a)	5,726	90,643
Lightwave Logic, Inc.(a)(b)	7,025	26,836
Littelfuse, Inc.	1,681	387,706
Luna Innovations, Inc.(a)(b)	2,595	5,346
Methode Electronics, Inc.	2,506	30,548
MicroVision, Inc.(a)(b)	9,988	14,483
Mirion Technologies, Inc., Class A(a)	13,907	151,169
Napco Security Technologies, Inc.	2,262	92,063
nLight, Inc.(a)	2,689	30,628
Novanta, Inc.(a)	2,219	347,274
OSI Systems, Inc.(a)	1,125	147,870
PAR Technology Corp.(a)(b)	1,911	80,797
PC Connection, Inc.	993	61,536
Plexus Corp.(a)	1,781	179,899
Rogers Corp.(a)	1,036	123,377
Sanmina Corp.(a)	3,539	214,711
ScanSource, Inc.(a)	1,707	71,045
SmartRent, Inc.(a)	7,900	18,328
TD SYNNEX Corp.	3,920	461,933
Teledyne Technologies, Inc.(a)	3,042	1,160,462
Trimble, Inc.(a)	15,954	958,357
TTM Technologies, Inc.(a)	7,528	112,393
Vishay Intertechnology, Inc.	7,799	180,469
Vishay Precision Group, Inc.(a)	804	26,532
Vontier Corp.	10,086	409,794
Vuzix Corp.(a)(b)	2,953	3,928
Zebra Technologies Corp., Class A(a)	3,341	1,050,945
		21,739,732
Energy Equipment & Services — 0.4%
Archrock, Inc.	10,044	192,744
Atlas Energy Solutions, Inc.	1,959	43,509
Baker Hughes Co., Class A	64,811	2,114,135
Borr Drilling Ltd.(b)	13,940	73,882
Bristow Group, Inc.(a)	1,094	28,783
Cactus, Inc., Class A	3,908	193,993
ChampionX Corp.	13,003	436,511
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services (continued)
Core Laboratories, Inc.	3,218	$ 50,844
Diamond Offshore Drilling, Inc.(a)	6,633	81,188
DMC Global, Inc.(a)	948	15,026
Dril-Quip, Inc.(a)	2,080	37,814
Expro Group Holdings NV(a)	5,586	104,793
Forum Energy Technologies, Inc.(a)	1,122	20,925
Halliburton Co.	58,256	2,182,852
Helix Energy Solutions Group, Inc.(a)	9,071	97,423
Helmerich & Payne, Inc.	6,046	237,789
Kodiak Gas Services, Inc.	1,599	43,461
Liberty Energy, Inc., Class A	11,212	246,664
Nabors Industries Ltd.(a)	626	45,091
Newpark Resources, Inc.(a)	2,693	18,689
Noble Corp. PLC	7,347	326,060
NOV, Inc.	26,081	482,238
Oceaneering International, Inc.(a)	6,547	149,992
Oil States International, Inc.(a)	1,169	4,664
Patterson-UTI Energy, Inc.	21,515	232,792
ProFrac Holding Corp., Class A(a)	1,185	8,615
ProPetro Holding Corp.(a)	6,951	60,613
Ranger Energy Services, Inc., Class A	2,773	27,286
RPC, Inc.	4,947	33,096
Schlumberger NV	90,529	4,298,317
SEACOR Marine Holdings, Inc.(a)	1,945	23,768
Seadrill Ltd.(a)	3,193	155,020
Select Water Solutions, Inc., Class A	4,294	39,677
Solaris Oilfield Infrastructure, Inc., Class A	2,770	24,404
TechnipFMC PLC	27,985	716,976
TETRA Technologies, Inc.(a)	6,116	26,238
Tidewater, Inc.(a)	2,824	259,384
U.S. Silica Holdings, Inc.(a)	4,387	67,691
Valaris Ltd.(a)	3,807	247,684
Weatherford International PLC(a)	4,568	564,696
		14,015,327
Entertainment — 1.3%
AMC Entertainment Holdings, Inc., Class A(a)(b)	13,560	39,731
Atlanta Braves Holdings, Inc., Class A(a)	602	24,285
Atlanta Braves Holdings, Inc., Class C(a)	2,589	96,906
Cinemark Holdings, Inc.(a)	6,744	115,592
Electronic Arts, Inc.	17,402	2,206,922
Eventbrite, Inc., Class A(a)	4,028	21,268
IMAX Corp.(a)	2,341	37,479
Liberty Media Corp.-Liberty Formula One, Class C(a)	12,202	853,774
Liberty Media Corp.-Liberty Formula One, Class A(a)	1,820	113,331
Liberty Media Corp.-Liberty Live, Class A(a)	1,172	42,028
Liberty Media Corp.-Liberty Live, Class C(a)	2,963	110,579
Lions Gate Entertainment Corp., Class A(a)	4,516	45,566
Lions Gate Entertainment Corp., Class B(a)	5,862	55,279
Live Nation Entertainment, Inc.(a)	10,216	908,305
Madison Square Garden Entertainment Corp.(a)	2,969	116,236
Madison Square Garden Sports Corp., Class A(a)	1,320	245,414
Marcus Corp.	914	11,919
Netflix, Inc.(a)	27,432	15,105,156
Playstudios, Inc., Class A(a)	4,630	10,001
Playtika Holding Corp.	2,080	15,080
ROBLOX Corp., Class A(a)	30,569	1,087,034
Roku, Inc.(a)(b)	7,895	455,226
Sphere Entertainment Co., Class A(a)	1,765	68,588
Spotify Technology SA(a)	9,008	2,526,203
Take-Two Interactive Software, Inc.(a)	10,476	1,496,078
TKO Group Holdings, Inc., Class A	3,894	368,645
Security	Shares	Value
Entertainment (continued)
Vivid Seats, Inc., Class A(a)	2,759	$ 14,512
Walt Disney Co.	117,433	13,046,806
Warner Bros Discovery, Inc., Class A(a)	145,313	1,069,504
		40,307,447
Financial Services — 4.1%
Affirm Holdings, Inc., Class A(a)	14,581	464,842
Alerus Financial Corp.	1,174	23,128
A-Mark Precious Metals, Inc.	876	35,101
Apollo Global Management, Inc.	33,450	3,625,311
AvidXchange Holdings, Inc.(a)	9,286	108,275
Banco Latinoamericano de Comercio Exterior SA, Class E	1,539	43,723
Berkshire Hathaway, Inc., Class B(a)	117,955	46,796,287
Block, Inc., Class A(a)	35,301	2,576,973
Cannae Holdings, Inc.(a)	5,113	99,448
Cantaloupe, Inc.(a)	2,911	16,855
Cass Information Systems, Inc.	1,157	49,971
Compass Diversified Holdings	4,320	94,910
Corpay, Inc.(a)	4,595	1,388,333
Enact Holdings, Inc.	1,946	57,855
Equitable Holdings, Inc.	21,720	801,685
Essent Group Ltd.	6,616	350,450
Euronet Worldwide, Inc.(a)	2,667	273,848
EVERTEC, Inc.	4,185	157,063
Federal Agricultural Mortgage Corp., Class C	582	108,328
Fidelity National Information Services, Inc.	38,285	2,600,317
Fiserv, Inc.(a)	38,329	5,851,688
Flywire Corp.(a)	6,181	126,711
Global Payments, Inc.	16,694	2,049,522
I3 Verticals, Inc., Class A(a)	1,114	25,299
International Money Express, Inc.(a)	2,474	50,049
Jack Henry & Associates, Inc.	4,643	755,370
Jackson Financial, Inc., Class A	5,009	342,215
Marqeta, Inc., Class A(a)	29,185	161,977
Mastercard, Inc., Class A	53,421	24,103,555
Merchants Bancorp	1,371	55,292
MGIC Investment Corp.	17,365	352,162
Mr. Cooper Group, Inc.(a)	3,887	300,076
NCR Atleos Corp.(a)	3,943	78,584
NewtekOne, Inc.	1,733	18,699
NMI Holdings, Inc., Class A(a)	5,784	178,494
Ocwen Financial Corp.(a)	1,190	27,775
Pagseguro Digital Ltd., Class A(a)	12,586	156,696
Payoneer Global, Inc.(a)	16,041	79,243
PayPal Holdings, Inc.(a)	69,157	4,697,143
Paysafe Ltd.(a)	1,495	21,259
Paysign, Inc.(a)	967	4,448
PennyMac Financial Services, Inc., Class A	1,806	154,666
Radian Group, Inc.	9,590	286,453
Remitly Global, Inc.(a)(b)	9,674	172,487
Repay Holdings Corp.(a)	5,002	50,870
Rocket Cos., Inc., Class A(a)	8,299	101,912
Shift4 Payments, Inc., Class A(a)(b)	3,291	190,417
StoneCo Ltd., Class A(a)	18,850	294,060
Toast, Inc., Class A(a)	22,994	543,348
UWM Holdings Corp., Class A	6,038	38,039
Visa, Inc., Class A	102,634	27,568,519
Voya Financial, Inc.	6,384	435,133
Walker & Dunlop, Inc.	1,979	181,336

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Western Union Co.	18,854	$ 253,398
WEX, Inc.(a)	2,787	588,782
		129,968,380
Food Products — 0.8%
Archer-Daniels-Midland Co.	34,231	2,007,990
B&G Foods, Inc.	4,306	47,797
Benson Hill, Inc.(a)(b)	11,400	2,092
Beyond Meat, Inc.(a)(b)	4,136	28,042
BRC, Inc.(a)(b)	2,764	10,780
Bunge Global SA	9,147	930,799
Calavo Growers, Inc.	1,112	29,968
Cal-Maine Foods, Inc.	2,884	159,572
Campbell Soup Co.	12,252	560,039
Conagra Brands, Inc.	29,879	919,676
Darling Ingredients, Inc.(a)	10,563	447,554
Dole PLC	5,443	66,241
Flowers Foods, Inc.	12,222	304,817
Fresh Del Monte Produce, Inc.	2,317	59,246
Freshpet, Inc.(a)	2,740	290,632
General Mills, Inc.	36,707	2,586,375
Hain Celestial Group, Inc.(a)(b)	6,528	40,082
Hershey Co.	9,702	1,881,412
Hormel Foods Corp.	18,748	666,679
Ingredion, Inc.	4,008	459,277
J & J Snack Foods Corp.	863	118,481
J M Smucker Co.	6,547	751,923
John B Sanfilippo & Son, Inc.	672	66,998
Kellanova	16,761	969,791
Kraft Heinz Co.	51,821	2,000,809
Lamb Weston Holdings, Inc.	9,437	786,479
Lancaster Colony Corp.	1,185	226,110
Limoneira Co.	1,461	28,899
McCormick & Co., Inc.	16,395	1,247,004
Mission Produce, Inc.(a)	1,882	21,361
Mondelez International, Inc., Class A	87,141	6,268,923
Pilgrim’s Pride Corp.(a)	2,884	103,882
Post Holdings, Inc.(a)	3,274	347,535
Seaboard Corp.	12	39,721
Seneca Foods Corp., Class A(a)	161	9,352
Simply Good Foods Co.(a)	5,858	213,524
SunOpta, Inc.(a)	6,076	39,798
TreeHouse Foods, Inc.(a)	3,444	129,322
Tyson Foods, Inc., Class A	17,636	1,069,623
Utz Brands, Inc.	4,872	87,842
Vital Farms, Inc.(a)	1,688	45,171
Westrock Coffee Co.(a)	2,383	24,164
WK Kellogg Co.	4,044	94,387
		26,190,169
Gas Utilities — 0.1%
Atmos Energy Corp.	9,684	1,141,744
Brookfield Infrastructure Corp., Class A	8,025	244,522
Chesapeake Utilities Corp.	1,503	159,123
National Fuel Gas Co.	5,623	298,581
New Jersey Resources Corp.	6,393	279,310
Northwest Natural Holding Co.	2,475	94,421
ONE Gas, Inc.	3,452	222,723
Southwest Gas Holdings, Inc.	4,197	313,180
Security	Shares	Value
Gas Utilities (continued)
Spire, Inc.	3,161	$ 195,318
UGI Corp.	12,770	326,401
		3,275,323
Ground Transportation — 1.0%
ArcBest Corp.	1,534	170,136
Avis Budget Group, Inc.	1,311	125,135
Covenant Logistics Group, Inc., Class A	878	39,677
CSX Corp.	126,660	4,207,645
FTAI Infrastructure, Inc.	7,753	56,132
Heartland Express, Inc.	3,436	34,154
Hertz Global Holdings, Inc.(a)(b)	8,951	40,727
JB Hunt Transport Services, Inc.	5,379	874,464
Knight-Swift Transportation Holdings, Inc.	9,826	454,256
Landstar System, Inc.	2,337	407,596
Lyft, Inc., Class A(a)	23,260	363,786
Marten Transport Ltd.	4,841	81,910
Norfolk Southern Corp.	14,573	3,356,453
Old Dominion Freight Line, Inc.	12,742	2,315,349
PAM Transportation Services, Inc.(a)	886	15,177
RXO, Inc.(a)	6,858	129,685
Ryder System, Inc.	2,910	354,584
Saia, Inc.(a)	1,692	671,436
Schneider National, Inc., Class B	3,106	64,232
Uber Technologies, Inc.(a)	126,303	8,370,100
U-Haul Holding Co.	6,558	402,137
U-Haul Holding Co.(a)	574	36,294
Union Pacific Corp.	39,212	9,299,518
Universal Logistics Holdings, Inc.	345	15,415
Werner Enterprises, Inc.	3,887	132,935
XPO, Inc.(a)	7,218	775,646
		32,794,579
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	111,220	11,785,983
Accuray, Inc.(a)	6,907	14,712
Align Technology, Inc.(a)	4,932	1,392,698
Alphatec Holdings, Inc.(a)	5,618	70,899
AngioDynamics, Inc.(a)	2,055	11,898
Artivion, Inc.(a)	2,287	44,871
AtriCure, Inc.(a)	3,211	77,449
Atrion Corp.	93	39,366
Avanos Medical, Inc.(a)	2,746	49,648
Axogen, Inc.(a)	2,915	18,685
Axonics, Inc.(a)	2,835	188,726
Baxter International, Inc.	32,504	1,312,187
Becton Dickinson & Co.	18,571	4,356,757
Boston Scientific Corp.(a)	93,562	6,724,301
Butterfly Network, Inc.(a)(b)	9,583	7,437
Cerus Corp.(a)	10,433	17,423
ClearPoint Neuro, Inc.(a)	4,908	26,650
CONMED Corp.	1,948	132,425
Cooper Cos., Inc.	12,549	1,117,614
Cutera, Inc.(a)(b)	1,121	2,713
CVRx, Inc.(a)(b)	1,241	19,248
DENTSPLY SIRONA, Inc.	14,278	428,483
Dexcom, Inc.(a)	24,802	3,159,527
Edwards Lifesciences Corp.(a)	38,593	3,267,669
Embecta Corp.	3,199	32,406
Enovis Corp.(a)	3,332	184,026
Envista Holdings Corp.(a)	10,236	201,444
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
GE HealthCare Technologies, Inc.(a)	26,687	$ 2,034,617
Glaukos Corp.(a)(b)	3,038	291,648
Globus Medical, Inc., Class A(a)	7,788	387,765
Haemonetics Corp.(a)	3,309	304,263
Hologic, Inc.(a)	14,332	1,085,936
ICU Medical, Inc.(a)	1,216	119,071
IDEXX Laboratories, Inc.(a)	5,264	2,593,889
Inari Medical, Inc.(a)	3,207	119,749
Inmode Ltd.(a)(b)	4,808	82,650
Inogen, Inc.(a)	1,013	6,888
Inspire Medical Systems, Inc.(a)(b)	1,952	471,720
Insulet Corp.(a)	4,392	755,160
Integer Holdings Corp.(a)	1,962	219,018
Integra LifeSciences Holdings Corp.(a)	5,237	152,763
Intuitive Surgical, Inc.(a)	22,422	8,310,042
iRadimed Corp.	665	27,006
iRhythm Technologies, Inc.(a)	1,872	205,134
Lantheus Holdings, Inc.(a)(b)	4,236	281,863
LeMaitre Vascular, Inc.	1,369	88,711
LivaNova PLC(a)	3,277	182,693
Masimo Corp.(a)	2,885	387,773
Medtronic PLC	85,260	6,841,262
Merit Medical Systems, Inc.(a)	3,518	260,684
Neogen Corp.(a)(b)	13,041	160,796
Nevro Corp.(a)	2,489	26,334
Novocure Ltd.(a)	6,754	82,669
Omnicell, Inc.(a)	2,769	74,237
OraSure Technologies, Inc.(a)	4,522	23,921
Orthofix Medical, Inc.(a)	3,934	51,142
OrthoPediatrics Corp.(a)	1,412	41,838
Outset Medical, Inc.(a)	2,818	7,130
Paragon 28, Inc.(a)	2,936	27,070
Penumbra, Inc.(a)	2,353	462,294
PROCEPT BioRobotics Corp.(a)	2,503	132,609
Pulmonx Corp.(a)	2,572	19,573
QuidelOrtho Corp.(a)	3,388	137,383
ResMed, Inc.	9,377	2,006,584
RxSight, Inc.(a)	1,911	99,620
Semler Scientific, Inc.(a)(b)	657	16,773
Shockwave Medical, Inc.(a)	2,365	780,899
SI-BONE, Inc.(a)	2,624	37,418
Silk Road Medical, Inc.(a)	2,576	50,077
Solventum Corp.(a)	8,873	576,834
STAAR Surgical Co.(a)(b)	3,016	138,615
STERIS PLC	6,402	1,309,593
Stryker Corp.	22,792	7,669,508
Surmodics, Inc.(a)	823	21,143
Tactile Systems Technology, Inc.(a)(b)	1,111	15,298
Tandem Diabetes Care, Inc.(a)	4,223	154,942
Teleflex, Inc.	2,992	624,580
TransMedics Group, Inc.(a)	1,883	177,247
Treace Medical Concepts, Inc.(a)	3,386	35,113
UFP Technologies, Inc.(a)	514	105,853
Utah Medical Products, Inc.	90	5,958
Varex Imaging Corp.(a)	2,011	32,679
Vicarious Surgical, Inc.(a)	7,131	2,001
Zimmer Biomet Holdings, Inc.	13,646	1,641,341
Zimvie, Inc.(a)	1,169	17,769
Zynex, Inc.(a)(b)	2,679	29,389
		76,691,780
Security	Shares	Value
Health Care Providers & Services — 2.5%
23andMe Holding Co., Class A(a)(b)	12,498	$ 6,276
Acadia Healthcare Co., Inc.(a)	5,801	428,926
Accolade, Inc.(a)(b)	4,551	34,724
AdaptHealth Corp.(a)	6,768	66,665
Addus HomeCare Corp.(a)	862	82,881
Agiliti, Inc.(a)	1,187	12,048
agilon health, Inc.(a)(b)	17,802	97,911
Alignment Healthcare, Inc.(a)	5,964	30,715
Amedisys, Inc.(a)	1,965	180,878
AMN Healthcare Services, Inc.(a)	2,547	152,769
Astrana Health, Inc.(a)	2,670	99,190
Aveanna Healthcare Holdings, Inc.(a)	1,972	4,437
BrightSpring Health Services, Inc.(a)(b)	6,662	71,217
Brookdale Senior Living, Inc.(a)	14,257	96,805
Cardinal Health, Inc.	15,852	1,633,390
CareMax,Inc.(a)(b)	143	510
Castle Biosciences, Inc.(a)	1,921	40,514
Cencora, Inc.	10,785	2,578,154
Centene Corp.(a)	34,599	2,527,803
Chemed Corp.	967	549,256
Cigna Group	18,485	6,599,884
Community Health Systems, Inc.(a)	5,422	17,893
CorVel Corp.(a)(b)	587	140,205
Cross Country Healthcare, Inc.(a)(b)	2,722	47,907
CVS Health Corp.	82,197	5,565,559
DaVita, Inc.(a)	3,550	493,485
DocGo, Inc.(a)	4,887	16,518
Elevance Health, Inc.	15,221	8,045,516
Encompass Health Corp.	6,570	547,807
Enhabit, Inc.(a)	3,056	30,835
Ensign Group, Inc.	3,610	427,280
Fulgent Genetics, Inc.(a)	1,533	31,197
Guardant Health, Inc.(a)	7,188	129,384
HCA Healthcare, Inc.	12,682	3,929,137
HealthEquity, Inc.(a)	5,534	436,688
Henry Schein, Inc.(a)	8,492	588,326
Hims & Hers Health, Inc., Class A(a)	8,208	102,846
Humana, Inc.	7,794	2,354,489
Innovage Holding Corp.(a)	978	3,472
Joint Corp.(a)	820	9,791
Laboratory Corp. of America Holdings	5,448	1,097,064
LifeStance Health Group, Inc.(a)(b)	6,871	42,463
McKesson Corp.	8,527	4,580,790
ModivCare, Inc.(a)(b)	878	20,607
Molina Healthcare, Inc.(a)	3,760	1,286,296
Nano-X Imaging Ltd.(a)(b)	2,926	26,217
National HealthCare Corp.	790	71,787
National Research Corp., Class A	1,109	37,983
NeoGenomics, Inc.(a)	8,616	119,935
OPKO Health, Inc.(a)(b)	22,404	27,333
Option Care Health, Inc.(a)	10,313	308,256
Owens & Minor, Inc.(a)	5,500	136,070
Patterson Cos., Inc.	5,305	135,118
Pediatrix Medical Group, Inc.(a)(b)	5,332	47,295
Pennant Group, Inc.(a)	1,158	24,214
PetIQ, Inc., Class A(a)	1,413	23,060
Premier, Inc., Class A	7,029	146,765
Privia Health Group, Inc.(a)	7,692	141,533
Progyny, Inc.(a)(b)	5,002	160,364
Quest Diagnostics, Inc.	7,320	1,011,478
R1 RCM, Inc.(a)	9,585	117,800
RadNet, Inc.(a)	4,160	201,760

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Select Medical Holdings Corp.	6,381	$ 181,029
Surgery Partners, Inc.(a)(b)	4,295	107,160
Tenet Healthcare Corp.(a)	6,551	735,612
U.S. Physical Therapy, Inc.	849	86,182
UnitedHealth Group, Inc.	59,781	28,916,070
Universal Health Services, Inc., Class B	3,619	616,786
		78,620,315
Health Care REITs — 0.2%
CareTrust REIT, Inc.	6,874	169,925
Community Healthcare Trust, Inc.	1,398	37,089
Diversified Healthcare Trust	14,315	33,783
Global Medical REIT, Inc.	3,155	25,587
Healthcare Realty Trust, Inc.	25,554	363,633
Healthpeak Properties, Inc.	46,104	857,996
LTC Properties, Inc.	2,807	92,912
Medical Properties Trust, Inc.	37,105	170,683
National Health Investors, Inc.	2,865	180,667
Omega Healthcare Investors, Inc.	15,839	481,664
Sabra Health Care REIT, Inc.	15,036	209,301
Universal Health Realty Income Trust	517	18,628
Ventas, Inc.	25,271	1,119,000
Welltower, Inc.	35,508	3,383,202
		7,144,070
Health Care Technology — 0.1%
American Well Corp., Class A(a)	14,687	7,498
Certara, Inc.(a)	7,090	121,310
Definitive Healthcare Corp.(a)	2,101	14,581
Doximity, Inc., Class A(a)	7,959	193,324
Evolent Health, Inc., Class A(a)(b)	7,059	195,817
Health Catalyst, Inc.(a)	2,795	17,385
HealthStream, Inc.	1,619	41,721
Multiplan Corp., Class A(a)(b)	23,893	15,526
OptimizeRx Corp.(a)	814	8,303
Phreesia, Inc.(a)	3,516	72,922
Schrodinger, Inc./United States(a)	3,581	87,305
Sharecare, Inc., Class A(a)	16,795	12,023
Simulations Plus, Inc.	1,116	50,610
Teladoc Health, Inc.(a)(b)	10,028	127,857
TruBridge, Inc.(a)	440	3,476
Veeva Systems, Inc., Class A(a)	9,252	1,837,077
		2,806,735
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	13,033	192,367
Braemar Hotels & Resorts, Inc.	3,646	9,954
Chatham Lodging Trust	2,016	18,487
DiamondRock Hospitality Co.	11,505	102,394
Host Hotels & Resorts, Inc.	45,004	849,225
Park Hotels & Resorts, Inc.	14,578	235,143
Pebblebrook Hotel Trust(b)	7,963	115,702
RLJ Lodging Trust	11,744	129,184
Ryman Hospitality Properties, Inc.	3,591	378,779
Service Properties Trust	8,692	53,282
Summit Hotel Properties, Inc.	5,580	33,536
Sunstone Hotel Investors, Inc.	14,339	146,258
Xenia Hotels & Resorts, Inc.	7,531	104,455
		2,368,766
Hotels, Restaurants & Leisure — 2.2%
Accel Entertainment, Inc.(a)(b)	4,065	43,658
Airbnb, Inc., Class A(a)	26,550	4,210,034
Aramark	16,979	535,008
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Bally’s Corp.(a)	3,342	$ 43,914
Biglari Holdings, Inc., Class B(a)	32	6,308
BJ’s Restaurants, Inc.(a)	1,084	35,328
Bloomin’ Brands, Inc.	5,912	152,470
Booking Holdings, Inc.	2,240	7,732,547
Bowlero Corp., Class A(b)	2,290	26,908
Boyd Gaming Corp.	4,500	240,795
Brinker International, Inc.(a)(b)	2,824	151,366
Caesars Entertainment, Inc.(a)	13,345	478,018
Carnival Corp.(a)	64,582	957,105
Carrols Restaurant Group, Inc.	1,341	12,766
Cava Group, Inc.(a)	3,161	227,402
Century Casinos, Inc.(a)	1,395	4,143
Cheesecake Factory, Inc.	3,485	120,302
Chipotle Mexican Grill, Inc.(a)	1,762	5,567,215
Choice Hotels International, Inc.	1,823	215,588
Churchill Downs, Inc.	4,425	570,825
Chuy’s Holdings, Inc.(a)	1,136	33,467
Cracker Barrel Old Country Store, Inc.	1,446	84,143
Darden Restaurants, Inc.	7,614	1,168,064
Dave & Buster’s Entertainment, Inc.(a)	2,569	137,185
Denny’s Corp.(a)	3,384	27,140
Dine Brands Global, Inc.	887	39,117
Domino’s Pizza, Inc.	2,232	1,181,331
DoorDash, Inc., Class A(a)	19,764	2,554,695
DraftKings, Inc., Class A(a)	26,536	1,102,836
El Pollo Loco Holdings, Inc.(a)	399	3,399
Everi Holdings, Inc.(a)	5,012	40,948
Expedia Group, Inc.(a)	8,417	1,133,181
First Watch Restaurant Group, Inc.(a)	1,553	39,633
Full House Resorts, Inc.(a)	2,239	11,419
Global Business Travel Group I, Class A(a)(b)	4,930	29,827
Golden Entertainment, Inc.	1,082	34,678
Hilton Grand Vacations, Inc.(a)	4,987	207,659
Hilton Worldwide Holdings, Inc.	15,876	3,132,017
Hyatt Hotels Corp., Class A	2,723	405,155
Inspired Entertainment, Inc.(a)	902	7,667
International Game Technology PLC	7,143	141,003
Jack in the Box, Inc.	1,529	87,260
Krispy Kreme, Inc.	6,214	78,607
Kura Sushi USA, Inc., Class A(a)	372	40,950
Las Vegas Sands Corp.	23,306	1,033,854
Life Time Group Holdings, Inc.(a)(b)	2,249	30,721
Light & Wonder, Inc., Class A(a)	5,727	511,192
Lindblad Expeditions Holdings, Inc.(a)	2,077	15,245
Marriott International, Inc., Class A	15,349	3,624,359
Marriott Vacations Worldwide Corp.	2,247	215,959
McDonald’s Corp.	46,847	12,791,105
MGM Resorts International(a)	18,293	721,476
Monarch Casino & Resort, Inc.	999	67,702
Mondee Holdings, Inc., Class A(a)	3,139	6,874
Noodles & Co., Class A(a)	1,836	2,772
Norwegian Cruise Line Holdings Ltd.(a)	27,886	527,603
ONE Group Hospitality, Inc.(a)	2,463	13,202
Papa John’s International, Inc.	2,240	138,186
Penn Entertainment, Inc.(a)	9,126	150,944
Planet Fitness, Inc., Class A(a)	5,285	316,254
PlayAGS, Inc.(a)	3,708	32,779
Portillo’s, Inc., Class A(a)(b)	3,505	42,971
Potbelly Corp.(a)	3,051	31,090
RCI Hospitality Holdings, Inc.	626	31,776
Red Rock Resorts, Inc., Class A	3,220	171,046
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd.(a)	15,118	$ 2,110,926
Rush Street Interactive, Inc., Class A(a)	2,591	16,557
Sabre Corp.(a)	21,234	60,942
Shake Shack, Inc., Class A(a)	2,297	243,137
Six Flags Entertainment Corp.(a)	4,559	107,501
Starbucks Corp.	71,321	6,311,195
Super Group SGHC Ltd.(a)	8,184	25,861
Sweetgreen, Inc., Class A(a)	6,816	153,156
Target Hospitality Corp.(a)	2,076	23,096
Texas Roadhouse, Inc.	4,216	677,848
Travel & Leisure Co.	4,909	213,738
United Parks & Resorts, Inc.(a)	2,683	136,350
Vail Resorts, Inc.	2,402	454,867
Wendy’s Co.	10,460	209,095
Wingstop, Inc.	1,900	731,101
Wyndham Hotels & Resorts, Inc.	5,228	384,310
Wynn Resorts Ltd.	6,579	602,965
Xponential Fitness, Inc., Class A(a)(b)	1,307	16,664
Yum! Brands, Inc.	17,860	2,522,725
		68,532,225
Household Durables — 0.5%
Beazer Homes USA, Inc.(a)	2,424	67,945
Cavco Industries, Inc.(a)	597	217,433
Century Communities, Inc.	1,627	129,054
Cricut, Inc., Class A	2,865	15,242
D.R. Horton, Inc.	19,410	2,765,731
Dream Finders Homes, Inc., Class A(a)	1,622	57,581
Ethan Allen Interiors, Inc.	1,903	53,741
Garmin Ltd.	9,954	1,438,054
GoPro, Inc., Class A(a)	8,298	14,356
Green Brick Partners, Inc.(a)	1,939	104,958
Helen of Troy Ltd.(a)(b)	1,416	131,277
Hovnanian Enterprises, Inc., Class A(a)	259	38,288
Installed Building Products, Inc.	1,495	352,416
iRobot Corp.(a)	1,749	14,971
KB Home	4,712	305,149
La-Z-Boy, Inc.	2,410	79,144
Legacy Housing Corp.(a)	148	3,015
Leggett & Platt, Inc.	8,651	156,324
Lennar Corp., Class A	14,795	2,243,218
Lennar Corp., Class B	1,295	181,805
LGI Homes, Inc.(a)	1,213	109,085
Lovesac Co.(a)	653	14,484
M/I Homes, Inc.(a)	1,906	221,515
Meritage Homes Corp.	2,304	381,865
Mohawk Industries, Inc.(a)	3,384	390,243
Newell Brands, Inc.	23,980	190,401
NVR, Inc.(a)	187	1,391,065
PulteGroup, Inc.	13,805	1,538,153
Purple Innovation, Inc.	3,669	5,577
Skyline Champion Corp.(a)	3,500	262,465
Snap One Holdings Corp.(a)	1,999	21,149
Sonos, Inc.(a)	7,986	134,963
Taylor Morrison Home Corp., Class A(a)	6,652	372,578
Tempur Sealy International, Inc.	10,610	531,137
Toll Brothers, Inc.	6,625	789,104
TopBuild Corp.(a)	2,035	823,503
Traeger, Inc.(a)	1,304	2,804
Tri Pointe Homes, Inc.(a)	6,084	224,195
Security	Shares	Value
Household Durables (continued)
Vizio Holding Corp., Class A(a)(b)	4,251	$ 45,061
Whirlpool Corp.	3,345	317,307
Worthington Enterprises, Inc.	1,931	110,376
		16,246,732
Household Products — 1.1%
Central Garden & Pet Co.(a)	682	27,928
Central Garden & Pet Co., Class A(a)	3,323	117,734
Church & Dwight Co., Inc.	15,733	1,697,433
Clorox Co.	8,007	1,183,995
Colgate-Palmolive Co.	52,546	4,830,028
Energizer Holdings, Inc.	4,687	134,611
Kimberly-Clark Corp.	21,511	2,936,897
Oil-Dri Corp. of America	477	33,032
Procter & Gamble Co.	151,460	24,718,272
Reynolds Consumer Products, Inc.	3,870	110,798
Spectrum Brands Holdings, Inc.	2,078	170,126
WD-40 Co.	832	188,140
		36,148,994
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	43,047	770,541
Altus Power, Inc.(a)	6,825	25,048
Brookfield Renewable Corp., Class A	8,600	199,864
Clearway Energy, Inc., Class A	3,272	71,035
Clearway Energy, Inc., Class C	4,140	96,793
Montauk Renewables, Inc.(a)	3,696	13,306
Ormat Technologies, Inc.	3,182	203,107
Sunnova Energy International, Inc.(a)(b)	6,377	26,847
Vistra Corp.	22,618	1,715,349
		3,121,890
Industrial Conglomerates — 0.4%
3M Co.	35,492	3,425,333
Brookfield Business Corp., Class A	1,503	30,586
Honeywell International, Inc.	42,853	8,259,059
		11,714,978
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	18,745	411,828
EastGroup Properties, Inc.	2,952	458,623
First Industrial Realty Trust, Inc.	8,614	391,248
Innovative Industrial Properties, Inc.	1,807	186,844
LXP Industrial Trust	18,394	153,590
Plymouth Industrial REIT, Inc.	4,122	86,067
Prologis, Inc.	59,242	6,045,646
Rexford Industrial Realty, Inc.	13,609	582,601
STAG Industrial, Inc.	11,547	397,101
Terreno Realty Corp.	5,530	300,556
		9,014,104
Insurance — 2.2%
Aflac, Inc.	37,918	3,171,841
Allstate Corp.	16,779	2,853,437
Ambac Financial Group, Inc.(a)	2,001	28,914
American Equity Investment Life Holding Co.	5,606	314,553
American Financial Group, Inc.	4,881	623,548
American International Group, Inc.	45,333	3,414,028
AMERISAFE, Inc.	1,410	64,296
Aon PLC, Class A	12,772	3,601,832
Arch Capital Group Ltd.(a)	22,950	2,146,743
Arthur J Gallagher & Co.	13,777	3,233,324
Assurant, Inc.	3,419	596,274

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Assured Guaranty Ltd.	3,483	$ 267,146
Axis Capital Holdings Ltd.	5,545	340,075
Brighthouse Financial, Inc.(a)	4,515	217,849
Brown & Brown, Inc.	15,140	1,234,516
BRP Group, Inc., Class A(a)(b)	4,318	115,032
Chubb Ltd.	26,216	6,518,346
Cincinnati Financial Corp.	9,817	1,135,729
CNA Financial Corp.	1,702	74,786
CNO Financial Group, Inc.	7,685	202,346
Crawford & Co., Class A	730	6,774
eHealth, Inc.(a)	1,290	5,521
Employers Holdings, Inc.	798	33,987
Enstar Group Ltd.(a)	780	226,489
Everest Group Ltd.	2,759	1,010,925
F&G Annuities & Life, Inc.	1,150	43,493
Fidelis Insurance Holdings Ltd.	4,637	86,155
Fidelity National Financial, Inc., Class A	16,187	801,257
First American Financial Corp.	6,362	340,812
Genworth Financial, Inc., Class A(a)	14,565	86,370
Globe Life, Inc.	6,039	459,991
Goosehead Insurance, Inc., Class A(a)	1,246	70,910
Greenlight Capital Re Ltd., Class A(a)	1,310	15,877
Hanover Insurance Group, Inc.	2,331	302,610
Hartford Financial Services Group, Inc.	19,478	1,887,223
HCI Group, Inc.	444	50,696
Hippo Holdings, Inc.(a)	930	19,893
Horace Mann Educators Corp.	1,576	58,091
Investors Title Co.	51	8,182
James River Group Holdings Ltd.	3,570	31,737
Kemper Corp.	4,044	235,806
Kinsale Capital Group, Inc.	1,415	513,999
Lemonade, Inc.(a)(b)	3,392	58,444
Lincoln National Corp.	11,067	301,797
Loews Corp.	11,361	853,779
Maiden Holdings Ltd.(a)	15,200	31,616
Markel Group, Inc.(a)	843	1,229,431
Marsh & McLennan Cos., Inc.	32,052	6,392,130
MBIA, Inc.	2,769	17,417
Mercury General Corp.	1,620	84,661
MetLife, Inc.	40,737	2,895,586
National Western Life Group, Inc., Class A	166	81,144
Old Republic International Corp.	16,755	500,304
Oscar Health, Inc., Class A(a)	9,685	168,228
Palomar Holdings, Inc.(a)	1,645	129,412
Primerica, Inc.	2,370	502,108
Principal Financial Group, Inc.	15,424	1,220,655
ProAssurance Corp.	1,792	23,941
Progressive Corp.	37,649	7,840,404
Prudential Financial, Inc.	24,417	2,697,590
Reinsurance Group of America, Inc.	4,233	791,529
RenaissanceRe Holdings Ltd.	3,319	727,691
RLI Corp.	2,666	376,839
Ryan Specialty Holdings, Inc., Class A	6,559	323,621
Safety Insurance Group, Inc.	657	52,278
Selective Insurance Group, Inc.	3,832	389,523
Selectquote, Inc.(a)	8,469	12,788
SiriusPoint Ltd.(a)	6,850	80,693
Skyward Specialty Insurance Group, Inc.(a)	1,664	58,107
Stewart Information Services Corp.	1,098	68,087
Tiptree, Inc.	1,651	26,300
Travelers Cos., Inc.	14,705	3,119,813
Trupanion, Inc.(a)	2,521	56,723
Security	Shares	Value
Insurance (continued)
United Fire Group, Inc.	1,438	$ 31,765
Universal Insurance Holdings, Inc.	1,090	21,277
Unum Group	10,380	526,266
W.R. Berkley Corp.	12,979	998,994
White Mountains Insurance Group Ltd.(b)	161	286,281
Willis Towers Watson PLC	6,704	1,683,643
		71,112,278
Interactive Media & Services — 5.7%
Alphabet, Inc., Class A(a)	381,969	62,176,914
Alphabet, Inc., Class C(a)	322,919	53,165,384
Bumble, Inc., Class A(a)(b)	6,338	64,014
Cargurus, Inc.(a)	6,510	146,215
Cars.com, Inc.(a)	4,460	74,527
DHI Group, Inc.(a)(b)	4,676	10,942
EverQuote, Inc., Class A(a)	1,224	24,688
fuboTV, Inc.(a)(b)	21,357	30,327
Grindr, Inc.(a)	3,635	35,587
IAC, Inc.(a)	5,146	244,744
Match Group, Inc.(a)	17,006	524,125
MediaAlpha, Inc., Class A(a)	1,177	23,834
Meta Platforms, Inc., Class A	142,217	61,177,487
Nextdoor Holdings, Inc.(a)	10,985	22,409
Outbrain, Inc.(a)	4,466	18,087
Pinterest, Inc., Class A(a)	37,230	1,245,343
QuinStreet, Inc.(a)	3,026	54,740
Shutterstock, Inc.	2,123	90,673
TripAdvisor, Inc.(a)	7,461	196,448
TrueCar, Inc.(a)	5,805	15,325
Vimeo, Inc.(a)	7,862	28,225
Yelp, Inc.(a)	4,499	181,040
Ziff Davis, Inc.(a)	3,041	152,384
ZipRecruiter, Inc., Class A(a)	5,115	52,582
ZoomInfo Technologies, Inc., CLass A(a)	20,001	317,216
		180,073,260
IT Services — 1.3%
Accenture PLC, Class A	40,612	12,220,557
Akamai Technologies, Inc.(a)	9,462	955,000
Amdocs Ltd.	7,348	617,158
Applied Digital Corp.(a)(b)	4,664	12,616
BigCommerce Holdings, Inc., Series 1(a)	4,449	25,181
Brightcove, Inc.(a)(b)	2,245	3,996
Cloudflare, Inc., Class A(a)	19,049	1,664,883
Cognizant Technology Solutions Corp., Class A	31,985	2,100,775
Couchbase, Inc.(a)	2,430	58,660
DigitalOcean Holdings, Inc.(a)(b)	3,889	127,793
DXC Technology Co.(a)	13,003	253,428
EPAM Systems, Inc.(a)	3,646	857,758
Fastly, Inc., Class A(a)(b)	7,006	88,626
Gartner, Inc.(a)	4,831	1,993,222
Globant SA(a)	2,641	471,656
GoDaddy, Inc., Class A(a)	9,029	1,104,969
Grid Dynamics Holdings, Inc.(a)	3,516	34,351
Hackett Group, Inc.	1,720	37,307
Information Services Group, Inc.	4,090	13,783
International Business Machines Corp.	58,431	9,711,232
Kyndryl Holdings, Inc.(a)	14,774	290,457
MongoDB, Inc.(a)	4,388	1,602,410
Okta, Inc., Class A(a)	9,856	916,411
Perficient, Inc.(a)	2,180	103,027
Rackspace Technology, Inc.(a)	2,884	4,960
Snowflake, Inc., Class A(a)	20,147	3,126,814
Squarespace, Inc., Class A(a)	4,132	144,042
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
Thoughtworks Holding, Inc.(a)	4,953	$ 11,491
Tucows, Inc., Class A(a)	474	8,376
Twilio, Inc., Class A(a)	10,717	641,734
Unisys Corp.(a)	3,469	18,837
VeriSign, Inc.(a)	5,614	951,461
		40,172,971
Leisure Products — 0.1%
Acushnet Holdings Corp.	1,776	108,300
AMMO, Inc.(a)	3,293	8,364
Brunswick Corp.	4,522	364,654
Clarus Corp.	1,492	9,444
Funko, Inc., Class A(a)	2,563	15,609
Hasbro, Inc.	8,371	513,142
JAKKS Pacific, Inc.(a)	934	17,662
Johnson Outdoors, Inc., Class A	138	5,659
Latham Group, Inc.(a)	2,161	6,051
Malibu Boats, Inc., Class A(a)	1,332	45,315
MasterCraft Boat Holdings, Inc.(a)	1,420	28,727
Mattel, Inc.(a)	22,752	416,817
Peloton Interactive, Inc., Class A(a)	20,787	64,648
Polaris, Inc.	3,366	286,648
Smith & Wesson Brands, Inc.	2,956	50,163
Sturm Ruger & Co., Inc.	1,052	48,634
Topgolf Callaway Brands Corp.(a)	9,369	150,091
Vista Outdoor, Inc.(a)	4,242	148,852
YETI Holdings, Inc.(a)(b)	5,240	187,173
		2,475,953
Life Sciences Tools & Services — 1.4%
10X Genomics, Inc., Class A(a)	5,680	166,310
Adaptive Biotechnologies Corp.(a)	6,063	15,885
Agilent Technologies, Inc.	18,854	2,583,752
Akoya Biosciences, Inc.(a)	2,119	8,095
Avantor, Inc.(a)(b)	43,158	1,045,718
Azenta, Inc.(a)	3,837	201,289
BioLife Solutions, Inc.(a)	2,281	40,009
Bio-Rad Laboratories, Inc., Class A(a)	1,303	351,484
Bio-Techne Corp.	10,222	646,133
Bruker Corp.	6,498	506,909
Charles River Laboratories International, Inc.(a)	3,287	752,723
Codexis, Inc.(a)	3,610	10,505
CryoPort, Inc.(a)	2,296	37,172
Cytek Biosciences, Inc.(a)	7,712	46,349
Danaher Corp.	42,258	10,421,668
Fortrea Holdings, Inc.(a)	5,591	204,575
Harvard Bioscience, Inc.(a)	6,160	23,531
ICON PLC(a)	5,184	1,544,210
Illumina, Inc.(a)	10,328	1,270,860
IQVIA Holdings, Inc.(a)	11,729	2,718,430
Maravai LifeSciences Holdings, Inc., Class A(a)	6,620	54,284
MaxCyte, Inc.(a)	6,350	23,051
Medpace Holdings, Inc.(a)	1,504	584,078
Mesa Laboratories, Inc.	342	36,279
Mettler-Toledo International, Inc.(a)	1,384	1,701,905
OmniAb, Inc.(a)(b)	10,048	44,613
OmniAb, Inc., 12.50 Earnout Shares(d)	304	—
OmniAb, Inc., 15.00 Earnout Shares(d)	304	—
Pacific Biosciences of California, Inc.(a)	15,893	26,224
QIAGEN NV	14,559	616,283
Quanterix Corp.(a)	3,148	50,746
Quantum-Si, Inc.(a)	7,468	12,024
Repligen Corp.(a)	3,529	579,462
Security	Shares	Value
Life Sciences Tools & Services (continued)
Revvity, Inc.	7,905	$ 810,025
Seer, Inc., Class A(a)	2,417	5,027
Sotera Health Co.(a)	8,719	97,653
Thermo Fisher Scientific, Inc.	24,774	14,089,469
Waters Corp.(a)	3,811	1,177,752
West Pharmaceutical Services, Inc.	4,786	1,710,899
		44,215,381
Machinery — 2.0%
3D Systems Corp.(a)	7,065	23,668
AGCO Corp.	3,923	447,967
Alamo Group, Inc.	698	135,677
Albany International Corp., Class A	2,042	162,849
Allison Transmission Holdings, Inc.	5,551	408,276
Astec Industries, Inc.	1,273	53,211
Atmus Filtration Technologies, Inc.(a)	4,925	149,178
Barnes Group, Inc.	3,332	115,687
Blue Bird Corp.(a)	2,001	65,943
Caterpillar, Inc.	32,821	10,980,922
Chart Industries, Inc.(a)	2,823	406,681
CNH Industrial NV	62,819	716,137
Columbus McKinnon Corp./New York	1,466	60,502
Commercial Vehicle Group, Inc.(a)	2,785	16,738
Crane Co.	3,098	433,751
Cummins, Inc.	8,756	2,473,482
Deere & Co.	16,579	6,489,186
Desktop Metal, Inc., Class A(a)(b)	18,582	14,539
Donaldson Co., Inc.	7,897	570,163
Douglas Dynamics, Inc.	1,306	29,568
Dover Corp.	9,053	1,623,203
Energy Recovery, Inc.(a)	3,940	58,706
Enerpac Tool Group Corp.	3,599	128,232
Enpro, Inc.	1,212	181,958
Esab Corp.	3,466	366,980
ESCO Technologies, Inc.	1,757	178,248
Federal Signal Corp.	3,598	292,517
Flowserve Corp.	7,856	370,489
Fortive Corp.	22,891	1,723,006
Franklin Electric Co., Inc.	2,913	280,434
Gates Industrial Corp. PLC(a)	10,469	184,464
Gorman-Rupp Co.	1,213	40,235
Graco, Inc.	10,552	846,270
Greenbrier Cos., Inc.	2,191	108,213
Helios Technologies, Inc.	1,936	87,314
Hillenbrand, Inc.	4,517	215,551
Hillman Solutions Corp.(a)	12,662	121,049
Hyliion Holdings Corp.(a)(b)	5,934	7,655
Hyster-Yale Materials Handling, Inc., Class A	682	39,945
IDEX Corp.	4,854	1,070,113
Illinois Tool Works, Inc.	19,323	4,716,937
Ingersoll Rand, Inc.	25,585	2,387,592
ITT, Inc.	5,007	647,605
John Bean Technologies Corp.	2,067	184,149
Kadant, Inc.(b)	797	218,211
Kennametal, Inc.	4,869	114,568
Lincoln Electric Holdings, Inc.	3,562	781,966
Lindsay Corp.	692	80,376
Luxfer Holdings PLC	2,208	21,263
Manitowoc Co., Inc.(a)	2,189	26,487
Microvast Holdings, Inc.(a)(b)	11,816	4,631
Middleby Corp.(a)	3,346	464,994
Miller Industries, Inc.	1,094	53,289
Mueller Industries, Inc.	7,010	391,298

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Mueller Water Products, Inc., Class A	10,406	$ 164,831
Nikola Corp.(a)(b)	42,909	26,629
Nordson Corp.	3,593	927,677
Omega Flex, Inc.	130	8,614
Oshkosh Corp.	4,250	477,147
Otis Worldwide Corp.	26,700	2,435,040
PACCAR, Inc.	32,961	3,497,492
Parker-Hannifin Corp.	8,183	4,458,999
Park-Ohio Holdings Corp.	1,119	28,568
Pentair PLC	10,476	828,547
Proto Labs, Inc.(a)	1,922	58,583
RBC Bearings, Inc.(a)(b)	1,809	442,391
REV Group, Inc.	1,078	23,565
Shyft Group, Inc.	1,974	21,477
Snap-on, Inc.	3,392	908,920
SPX Technologies, Inc.(a)	2,663	324,380
Standex International Corp.	780	134,846
Stanley Black & Decker, Inc.	9,590	876,526
Tennant Co.	1,312	152,822
Terex Corp.	3,975	222,799
Timken Co.	4,108	366,516
Titan International, Inc.(a)	2,632	29,005
Toro Co.	6,729	589,393
Trinity Industries, Inc.	5,760	149,875
Velo3D, Inc.(a)	5,709	1,511
Wabash National Corp.	3,518	81,301
Watts Water Technologies, Inc., Class A	1,862	369,532
Westinghouse Air Brake Technologies Corp.	11,231	1,809,089
Xylem, Inc./New York	15,368	2,008,598
		63,196,746
Marine Transportation — 0.0%
Costamare, Inc.	3,080	36,898
Genco Shipping & Trading Ltd.	2,396	51,131
Golden Ocean Group Ltd.(a)	7,042	99,222
Kirby Corp.(a)	3,599	392,759
Matson, Inc.	2,099	226,230
Safe Bulkers, Inc.	7,287	36,362
		842,602
Media — 0.6%
Advantage Solutions, Inc., Class A(a)	3,751	15,979
AMC Networks, Inc., Class A(a)	2,229	23,672
Boston Omaha Corp., Class A(a)	863	13,325
Cable One, Inc.	350	137,847
Cardlytics, Inc.(a)	1,891	23,165
Charter Communications, Inc., Class A(a)	6,417	1,642,367
Clear Channel Outdoor Holdings, Inc.(a)	18,038	25,073
Comcast Corp., Class A	252,890	9,637,638
EchoStar Corp., Class A(a)	7,935	126,881
Entravision Communications Corp., Class A	1,689	3,530
EW Scripps Co., Class A(a)	2,946	11,077
Fox Corp., Class A	15,463	479,508
Fox Corp., Class B	9,735	279,200
Gannett Co., Inc.(a)(b)	7,997	19,353
Gray Television, Inc.	6,043	34,747
iHeartMedia, Inc., Class A(a)	7,236	15,196
Integral Ad Science Holding Corp.(a)	2,841	27,245
Interpublic Group of Cos., Inc.	24,391	742,462
John Wiley & Sons, Inc., Class A	2,734	102,716
Liberty Broadband Corp., Class A(a)	1,719	86,173
Liberty Broadband Corp., Class C(a)	6,666	331,500
Security	Shares	Value
Media (continued)
Liberty Media Corp.-Liberty SiriusXM(a)	9,734	$ 234,200
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	4,290	103,217
Magnite, Inc.(a)	8,306	73,342
New York Times Co., Class A	10,911	469,500
News Corp., Class A	22,224	528,931
News Corp., Class B	10,359	254,210
Nexstar Media Group, Inc., Class A	2,110	337,727
Omnicom Group, Inc.	12,843	1,192,344
Paramount Global, Class A	2,319	47,980
Paramount Global, Class B	36,022	410,291
PubMatic, Inc., Class A(a)	2,634	59,107
Scholastic Corp.	1,648	58,702
Sinclair, Inc.	2,203	27,097
Sirius XM Holdings, Inc.(b)	40,009	117,626
Stagwell, Inc.(a)(b)	8,306	49,421
TechTarget, Inc.(a)	1,792	49,280
TEGNA, Inc.	13,709	186,991
Thryv Holdings, Inc.(a)	1,791	41,211
Trade Desk, Inc., Class A(a)	28,246	2,340,181
WideOpenWest, Inc.(a)	3,478	12,416
		20,372,428
Metals & Mining — 0.6%
5E Advanced Materials, Inc.(a)(b)	2,185	2,513
Alcoa Corp.	11,930	419,220
Alpha Metallurgical Resources, Inc.	727	237,816
Arch Resources, Inc.	1,196	189,901
ATI, Inc.(a)	8,222	490,853
Carpenter Technology Corp.	3,137	268,841
Century Aluminum Co.(a)	2,613	45,336
Cleveland-Cliffs, Inc.(a)	32,316	546,140
Coeur Mining, Inc.(a)	26,440	119,509
Commercial Metals Co.	7,580	407,349
Compass Minerals International, Inc.	2,480	30,876
Constellium SE(a)	9,126	179,691
Dakota Gold Corp.(a)(b)	6,771	18,011
Freeport-McMoRan, Inc.	91,586	4,573,805
Haynes International, Inc.	1,100	66,165
Hecla Mining Co.	37,783	178,714
i-80 Gold Corp.(a)(b)	15,619	18,430
Ivanhoe Electric, Inc.(a)(b)	3,722	37,592
Kaiser Aluminum Corp.	1,048	94,834
Materion Corp.	1,409	161,950
MP Materials Corp., Class A(a)(b)	6,271	100,336
Newmont Corp.	74,549	3,029,671
Novagold Resources, Inc.(a)	16,803	48,729
Nucor Corp.	15,683	2,643,056
Olympic Steel, Inc.	384	24,411
Perpetua Resources Corp.(a)	1,715	9,364
Piedmont Lithium, Inc.(a)(b)	1,121	13,732
Radius Recycling, Inc., Class A	1,945	33,882
Ramaco Resources, Inc., Class A	1,470	23,050
Ramaco Resources, Inc., Class B	294	3,266
Reliance, Inc.	3,612	1,028,409
Royal Gold, Inc.	4,172	501,182
Ryerson Holding Corp.	2,155	61,525
Southern Copper Corp.	5,362	625,585
SSR Mining, Inc.	12,355	66,223
Steel Dynamics, Inc.	9,717	1,264,376
SunCoke Energy, Inc.	5,143	53,024
TimkenSteel Corp.(a)	2,945	60,549
Tredegar Corp.	2,663	16,990
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
U.S. Steel Corp.	14,476	$ 528,374
Warrior Met Coal, Inc.	3,308	226,102
Worthington Steel, Inc.	1,931	59,455
		18,508,837
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AFC Gamma, Inc.	1,378	16,536
AGNC Investment Corp.	46,215	422,867
Angel Oak Mortgage REIT, Inc.	1,604	16,890
Annaly Capital Management, Inc.	32,193	603,297
Apollo Commercial Real Estate Finance, Inc.	11,046	106,373
Arbor Realty Trust, Inc.(b)	10,209	130,981
Ares Commercial Real Estate Corp.	2,603	17,674
ARMOUR Residential REIT, Inc.	3,020	54,873
Blackstone Mortgage Trust, Inc., Class A	11,316	199,614
BrightSpire Capital, Inc.	5,031	31,645
Chimera Investment Corp.	13,492	55,587
Claros Mortgage Trust, Inc.	6,855	59,639
Dynex Capital, Inc.	2,599	30,330
Ellington Financial, Inc.	5,436	62,188
Franklin BSP Realty Trust, Inc.	5,397	67,409
Granite Point Mortgage Trust, Inc.	1,933	8,293
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,849	196,304
Invesco Mortgage Capital, Inc.	3,079	26,325
KKR Real Estate Finance Trust, Inc.	4,580	43,098
Ladder Capital Corp.	6,531	70,078
MFA Financial, Inc.	6,287	66,579
New York Mortgage Trust, Inc.	4,414	30,236
Orchid Island Capital, Inc.	1,137	9,471
PennyMac Mortgage Investment Trust	5,334	73,876
Ready Capital Corp.	9,961	84,868
Redwood Trust, Inc.	6,308	34,883
Rithm Capital Corp.	32,676	363,357
Starwood Property Trust, Inc.	19,341	366,899
TPG RE Finance Trust, Inc.	3,418	25,054
Two Harbors Investment Corp.	7,086	89,496
		3,364,720
Multi-Utilities — 0.6%
Ameren Corp.	16,959	1,252,761
Avista Corp.	4,679	168,350
Black Hills Corp.	4,232	232,337
CenterPoint Energy, Inc.	40,665	1,184,978
CMS Energy Corp.	18,776	1,138,013
Consolidated Edison, Inc.	22,211	2,096,718
Dominion Energy, Inc.	53,719	2,738,595
DTE Energy Co.	13,030	1,437,470
NiSource, Inc.	27,220	758,349
Northwestern Energy Group, Inc.	3,792	191,269
Public Service Enterprise Group, Inc.	32,210	2,225,067
Sempra	40,357	2,890,772
Unitil Corp.	767	39,071
WEC Energy Group, Inc.	20,240	1,672,634
		18,026,384
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	11,303	1,309,679
Boston Properties, Inc.	9,916	613,701
Brandywine Realty Trust	10,235	46,467
City Office REIT, Inc.	1,953	9,101
COPT Defense Properties	7,249	173,759
Cousins Properties, Inc.	9,941	228,047
Security	Shares	Value
Office REITs (continued)
Douglas Emmett, Inc.	11,576	$ 158,707
Easterly Government Properties, Inc.	6,247	73,027
Equity Commonwealth(a)	6,398	119,771
Highwoods Properties, Inc.	7,001	183,426
Hudson Pacific Properties, Inc.	8,553	49,607
JBG SMITH Properties	6,615	99,291
Kilroy Realty Corp.	7,474	252,621
NET Lease Office Properties	892	20,391
Office Properties Income Trust	3,092	6,246
Orion Office REIT, Inc.	3,175	9,906
Paramount Group, Inc.	10,176	47,217
Peakstone Realty Trust	1,886	26,347
Piedmont Office Realty Trust, Inc., Class A	6,483	44,668
Postal Realty Trust, Inc., Class A	1,151	15,941
SL Green Realty Corp.	4,077	203,157
Vornado Realty Trust	11,598	301,896
		3,992,973
Oil, Gas & Consumable Fuels — 3.7%
Amplify Energy Corp.(a)	3,056	21,575
Antero Midstream Corp.	23,105	319,773
Antero Resources Corp.(a)	17,864	607,555
APA Corp.	23,590	741,670
Ardmore Shipping Corp.	2,633	44,103
Berry Corp.	4,825	40,964
California Resources Corp.	4,705	248,706
Centrus Energy Corp., Class A(a)	731	31,382
Cheniere Energy, Inc.	15,317	2,417,329
Chesapeake Energy Corp.	7,906	710,591
Chevron Corp.	110,635	17,842,106
Chord Energy Corp.	2,688	475,722
Civitas Resources, Inc.	4,984	358,649
Clean Energy Fuels Corp.(a)	11,389	26,422
CNX Resources Corp.(a)	9,931	233,577
Comstock Resources, Inc.	5,948	59,837
ConocoPhillips	77,088	9,683,795
CONSOL Energy, Inc.	1,855	153,520
Coterra Energy, Inc.	47,856	1,309,340
Crescent Energy Co., Class A	4,923	52,381
CVR Energy, Inc.	2,805	85,216
Delek U.S. Holdings, Inc.	4,418	120,744
Devon Energy Corp.	41,554	2,126,734
DHT Holdings, Inc.	8,078	92,251
Diamondback Energy, Inc.	11,374	2,287,653
Dorian LPG Ltd.	2,259	93,342
DT Midstream, Inc.(a)	6,298	391,736
Empire Petroleum Corp.(a)(b)	1,964	10,174
Encore Energy Corp.(a)	10,541	46,486
Energy Fuels, Inc./Canada(a)(b)	11,976	62,036
EOG Resources, Inc.	37,787	4,992,796
EQT Corp.	23,060	924,475
Equitrans Midstream Corp.	27,209	368,138
Excelerate Energy, Inc., Class A	1,997	33,669
Exxon Mobil Corp.	257,325	30,433,828
FLEX LNG Ltd.(a)	1,825	47,468
FutureFuel Corp.	1,697	9,198
Gevo, Inc.(a)(b)	9,834	6,479
Golar LNG Ltd.	6,652	163,107
Granite Ridge Resources, Inc.	5,252	34,243
Green Plains, Inc.(a)(b)	1,196	24,721
Gulfport Energy Corp.(a)	713	113,160
Hallador Energy Co.(a)	1,749	8,937

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Hess Corp.	17,737	$ 2,793,400
HF Sinclair Corp.	10,521	570,764
HighPeak Energy, Inc.	727	10,331
International Seaways, Inc.	2,882	159,346
Kinder Morgan, Inc.	127,142	2,324,156
Kinetik Holdings, Inc.	2,472	94,776
Kosmos Energy Ltd.(a)	30,237	171,444
Magnolia Oil & Gas Corp., Class A	11,073	277,600
Marathon Oil Corp.	36,546	981,260
Marathon Petroleum Corp.	23,563	4,281,868
Matador Resources Co.	7,435	463,200
Murphy Oil Corp.	9,297	415,018
NACCO Industries, Inc., Class A	532	14,651
New Fortress Energy, Inc., Class A	4,142	108,520
NextDecade Corp.(a)	3,045	19,549
Nordic American Tankers Ltd.	13,383	52,194
Northern Oil and Gas, Inc.	5,970	243,516
Occidental Petroleum Corp.	43,714	2,891,244
ONEOK, Inc.	36,943	2,922,930
Ovintiv, Inc.	16,603	852,066
Par Pacific Holdings, Inc.(a)	3,399	104,689
PBF Energy, Inc., Class A	7,066	376,406
Peabody Energy Corp.	6,675	146,449
Permian Resources Corp.	29,669	496,956
Phillips 66	28,187	4,036,660
Pioneer Natural Resources Co.	14,976	4,033,336
Range Resources Corp.	15,307	549,674
REX American Resources Corp.(a)	1,091	60,365
Riley Exploration Permian, Inc.	425	11,020
Ring Energy, Inc.(a)	6,295	11,961
SandRidge Energy, Inc.	1,890	25,893
Scorpio Tankers, Inc.	3,001	211,150
SFL Corp. Ltd.	6,904	92,030
SilverBow Resources, Inc.(a)	2,205	67,738
Sitio Royalties Corp., Class A	4,771	110,878
SM Energy Co.	7,077	343,164
Southwestern Energy Co.(a)	70,625	528,981
Talos Energy, Inc.(a)	7,922	104,412
Targa Resources Corp.	14,377	1,639,841
Teekay Corp.(a)	4,449	32,567
Teekay Tankers Ltd., Class A	1,541	89,794
Tellurian, Inc.(a)(b)	31,729	13,647
Texas Pacific Land Corp.	1,182	681,187
Uranium Energy Corp.(a)(b)	25,123	169,580
VAALCO Energy, Inc.	8,384	53,658
Valero Energy Corp.	21,777	3,481,489
Vertex Energy, Inc.(a)(b)	3,651	4,746
Vital Energy, Inc.(a)	1,222	64,790
Vitesse Energy, Inc.	1,510	33,507
W&T Offshore, Inc.	7,555	16,999
Williams Cos., Inc.	77,735	2,981,915
World Kinect Corp.	4,001	94,024
		118,172,927
Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	1,051	47,337
Glatfelter Corp.(a)	2,862	4,093
Louisiana-Pacific Corp.	4,021	294,297
Sylvamo Corp.	2,521	157,562
		503,289
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	8,349	359,174
Allegiant Travel Co.	932	50,850
Security	Shares	Value
Passenger Airlines (continued)
American Airlines Group, Inc.(a)	41,689	$ 563,218
Blade Air Mobility, Inc., Class A(a)(b)	4,235	13,510
Delta Air Lines, Inc.	41,242	2,064,987
Frontier Group Holdings, Inc.(a)	2,715	16,399
Hawaiian Holdings, Inc.(a)(b)	2,627	33,363
JetBlue Airways Corp.(a)	21,282	120,882
Joby Aviation, Inc.(a)(b)	16,267	82,148
SkyWest, Inc.(a)	2,859	208,793
Southwest Airlines Co.	38,620	1,001,803
Spirit Airlines, Inc.(b)	7,552	26,658
Sun Country Airlines Holdings, Inc.(a)	2,011	26,766
United Airlines Holdings, Inc.(a)	20,842	1,072,529
		5,641,080
Personal Care Products — 0.2%
Beauty Health Co., Class A(a)(b)	6,871	22,193
BellRing Brands, Inc.(a)	8,191	451,897
Coty, Inc., Class A(a)	25,648	293,413
Edgewell Personal Care Co.	3,579	134,642
elf Beauty, Inc.(a)	3,453	561,216
Estee Lauder Cos., Inc., Class A	14,875	2,182,311
Herbalife Ltd.(a)(b)	6,918	59,841
Inter Parfums, Inc.	1,217	141,634
Kenvue, Inc.	112,309	2,113,655
Medifast, Inc.	711	19,574
Nature’s Sunshine Products, Inc.(a)	255	4,960
Nu Skin Enterprises, Inc., Class A	3,335	39,220
Olaplex Holdings, Inc.(a)	8,979	12,481
USANA Health Sciences, Inc.(a)	667	27,694
Waldencast PLC, Class A(a)	3,027	14,742
		6,079,473
Pharmaceuticals — 3.5%
Aclaris Therapeutics, Inc.(a)(b)	5,218	6,314
Amneal Pharmaceuticals, Inc.(a)	11,751	71,094
Amphastar Pharmaceuticals, Inc.(a)(b)	2,313	95,411
Amylyx Pharmaceuticals, Inc.(a)	3,280	5,937
ANI Pharmaceuticals, Inc.(a)	794	52,404
Arvinas, Inc.(a)	3,027	96,168
Assertio Holdings, Inc.(a)	4,435	3,925
Atea Pharmaceuticals, Inc.(a)(b)	3,928	14,534
Axsome Therapeutics, Inc.(a)(b)	2,281	168,247
Bristol-Myers Squibb Co.	130,433	5,731,226
Cara Therapeutics, Inc.(a)	3,166	2,380
Cassava Sciences, Inc.(a)(b)	2,756	61,045
Catalent, Inc.(a)	11,835	660,985
Collegium Pharmaceutical, Inc.(a)(b)	2,761	101,964
Corcept Therapeutics, Inc.(a)	4,784	111,563
CorMedix, Inc.(a)(b)	4,992	26,233
Edgewise Therapeutics, Inc.(a)	4,396	78,864
Elanco Animal Health, Inc.(a)	31,802	418,514
Eli Lilly & Co.	54,405	42,495,745
Enliven Therapeutics, Inc.(a)(b)	1,499	26,068
Evolus, Inc.(a)	1,907	22,445
EyePoint Pharmaceuticals, Inc.(a)	2,397	42,187
Harmony Biosciences Holdings, Inc.(a)	2,403	74,277
Harrow, Inc.(a)	1,688	17,201
Innoviva, Inc.(a)(b)	4,370	66,031
Intra-Cellular Therapies, Inc.(a)	6,007	431,363
Jazz Pharmaceuticals PLC(a)	3,786	419,299
Johnson & Johnson	154,957	22,405,233
Ligand Pharmaceuticals, Inc.(a)	1,120	78,277
Liquidia Corp.(a)(b)	3,408	43,793
Longboard Pharmaceuticals, Inc.(a)	1,750	37,275
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Marinus Pharmaceuticals, Inc.(a)	3,594	$ 5,067
Merck & Co., Inc.	163,236	21,093,356
Nuvation Bio, Inc.(a)	9,777	29,233
Ocular Therapeutix, Inc.(a)	8,566	40,603
Omeros Corp.(a)(b)	4,825	15,199
Organon & Co.	17,488	325,452
Pacira BioSciences, Inc.(a)	2,757	72,371
Perrigo Co. PLC	8,973	293,058
Pfizer, Inc.	362,768	9,294,116
Phathom Pharmaceuticals, Inc.(a)(b)	1,212	10,944
Phibro Animal Health Corp., Class A	619	10,337
Pliant Therapeutics, Inc.(a)(b)	3,836	45,341
Prestige Consumer Healthcare, Inc.(a)	3,378	242,405
Revance Therapeutics, Inc.(a)	4,871	17,584
Royalty Pharma PLC, Class A	23,394	648,014
Scilex Holding Co., (Acquired 01/06/23, Cost: $38,933)(e)	3,715	3,035
scPharmaceuticals, Inc.(a)(b)	2,501	11,179
SIGA Technologies, Inc.	2,502	21,968
Supernus Pharmaceuticals, Inc.(a)	3,326	100,113
Taro Pharmaceutical Industries Ltd.(a)	669	28,419
Tarsus Pharmaceuticals, Inc.(a)(b)	1,595	50,131
Terns Pharmaceuticals, Inc.(a)	3,157	15,943
Theravance Biopharma, Inc.(a)	5,256	44,361
Third Harmonic Bio, Inc.(a)	1,258	14,014
Ventyx Biosciences, Inc.(a)	3,238	12,110
Viatris, Inc.	77,745	899,510
WaVe Life Sciences Ltd.(a)	5,331	26,282
Xeris Biopharma Holdings, Inc.(a)	12,064	21,112
Zevra Therapeutics, Inc.(a)	5,553	25,433
Zoetis, Inc., Class A	29,617	4,716,211
		111,998,903
Professional Services — 0.9%
Alight, Inc., Class A(a)	25,410	229,198
ASGN, Inc.(a)	3,126	301,503
Asure Software, Inc.(a)	833	6,156
Automatic Data Processing, Inc.	26,597	6,433,548
Barrett Business Services, Inc.	580	70,470
BlackSky Technology, Inc., Class A(a)	21,637	26,181
Booz Allen Hamilton Holding Corp., Class A	8,171	1,206,612
Broadridge Financial Solutions, Inc.	7,582	1,466,435
CACI International, Inc., Class A(a)	1,455	585,245
CBIZ, Inc.(a)	3,197	227,562
Clarivate PLC(a)(b)	30,144	203,773
Concentrix Corp.	2,665	145,695
Conduent, Inc.(a)	11,206	35,299
CRA International, Inc.	456	66,161
CSG Systems International, Inc.	2,157	101,897
Dayforce, Inc.(a)	9,404	577,123
Dun & Bradstreet Holdings, Inc.	17,060	155,246
Equifax, Inc.	7,882	1,735,538
ExlService Holdings, Inc.(a)	10,839	314,331
Exponent, Inc.	3,131	287,770
First Advantage Corp.	4,217	68,737
Forrester Research, Inc.(a)	474	8,622
Franklin Covey Co.(a)	875	34,072
FTI Consulting, Inc.(a)	2,201	470,640
Genpact Ltd.	11,559	355,324
Heidrick & Struggles International, Inc.	1,059	31,219
HireRight Holdings Corp.(a)	1,645	23,523
Security	Shares	Value
Professional Services (continued)
Huron Consulting Group, Inc.(a)	1,374	$ 128,112
IBEX Holdings Ltd.(a)	997	13,061
ICF International, Inc.	1,207	174,158
Innodata, Inc.(a)(b)	2,252	13,152
Insperity, Inc.	2,314	238,180
Jacobs Solutions, Inc.	8,139	1,168,191
KBR, Inc.	8,627	560,237
Kelly Services, Inc., Class A	1,865	42,783
Kforce, Inc.	1,435	88,626
Korn Ferry	3,503	212,702
Legalzoom.com, Inc.(a)	9,589	114,588
Leidos Holdings, Inc.	8,664	1,214,866
ManpowerGroup, Inc.	2,953	222,804
Maximus, Inc.	3,937	316,062
NV5 Global, Inc.(a)	890	82,984
Parsons Corp.(a)	2,481	194,783
Paychex, Inc.	20,677	2,456,634
Paycom Software, Inc.	3,260	612,815
Paycor HCM, Inc.(a)	4,348	75,525
Paylocity Holding Corp.(a)	2,696	418,311
Planet Labs PBC, Class A(a)	9,833	16,618
Resources Connection, Inc.	2,633	29,095
Robert Half, Inc.	6,879	475,614
Science Applications International Corp.	3,352	431,402
Skillsoft Corp.(a)(b)	293	2,107
SS&C Technologies Holdings, Inc.	13,792	853,587
Sterling Check Corp.(a)	1,260	19,064
TransUnion	12,514	913,522
TriNet Group, Inc.	2,005	201,242
TrueBlue, Inc.(a)	1,967	20,496
TTEC Holdings, Inc.	1,040	7,571
Upwork, Inc.(a)	7,682	89,879
Verisk Analytics, Inc.	9,048	1,972,102
Verra Mobility Corp., Class A(a)	8,882	209,438
Willdan Group, Inc.(a)	1,378	38,846
		28,797,037
Real Estate Management & Development — 0.2%
Alexander & Baldwin, Inc.	4,091	67,379
Anywhere Real Estate, Inc.(a)	6,333	30,778
CBRE Group, Inc., Class A(a)	19,659	1,708,171
Compass, Inc., Class A(a)	16,508	52,000
CoStar Group, Inc.(a)	25,776	2,359,277
Cushman & Wakefield PLC(a)	10,268	99,086
DigitalBridge Group, Inc.	11,708	192,480
Douglas Elliman, Inc.	4,163	5,662
eXp World Holdings, Inc.	4,087	40,707
Forestar Group, Inc.(a)	1,192	36,940
FRP Holdings, Inc.(a)	372	11,275
Howard Hughes Holdings, Inc.(a)	2,191	142,766
Jones Lang LaSalle, Inc.(a)	2,992	540,654
Kennedy-Wilson Holdings, Inc.	8,538	73,341
Marcus & Millichap, Inc.	1,555	49,247
Newmark Group, Inc., Class A	9,252	88,542
Opendoor Technologies, Inc.(a)	37,665	74,953
RE/MAX Holdings, Inc., Class A	632	4,437
Redfin Corp.(a)	5,744	32,224
RMR Group, Inc., Class A	541	12,833
St. Joe Co.	2,076	118,747
Star Holdings(a)	701	8,335
Stratus Properties, Inc.(a)	955	21,659

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
Tejon Ranch Co.(a)(b)	507	$ 8,507
Zillow Group, Inc., Class A(a)	3,560	149,520
Zillow Group, Inc., Class C(a)(b)	10,065	428,467
		6,357,987
Residential REITs — 0.4%
American Homes 4 Rent, Class A	21,269	761,430
Apartment Income REIT Corp.	9,501	364,648
Apartment Investment and Management Co., Class A(a)	8,722	69,776
AvalonBay Communities, Inc.	9,198	1,743,665
BRT Apartments Corp.	1,270	22,784
Camden Property Trust	6,555	653,402
Centerspace	916	61,601
Clipper Realty, Inc.	393	1,651
Elme Communities	5,837	88,489
Equity LifeStyle Properties, Inc.	11,168	673,319
Equity Residential	23,886	1,538,258
Essex Property Trust, Inc.	4,083	1,005,439
Independence Realty Trust, Inc.	14,480	228,350
Invitation Homes, Inc.	38,900	1,330,380
Mid-America Apartment Communities, Inc.	7,528	978,640
NexPoint Residential Trust, Inc.	1,405	48,107
Sun Communities, Inc.	7,887	877,981
UDR, Inc.	21,493	818,453
UMH Properties, Inc.	6,148	97,876
Veris Residential, Inc.	4,759	68,577
		11,432,826
Retail REITs — 0.3%
Acadia Realty Trust	4,025	69,552
Agree Realty Corp.	5,892	337,140
Alexander’s, Inc.	94	19,887
Brixmor Property Group, Inc.	18,334	405,181
CBL & Associates Properties, Inc.	1,773	38,563
Federal Realty Investment Trust	4,951	515,746
Getty Realty Corp.	2,720	73,712
InvenTrust Properties Corp.	5,089	128,955
Kimco Realty Corp.	42,867	798,612
Kite Realty Group Trust	13,877	302,519
Macerich Co.	13,406	184,467
NETSTREIT Corp.	4,355	73,382
NNN REIT, Inc.	11,734	475,579
Phillips Edison & Co., Inc.	7,705	251,954
Realty Income Corp.	53,193	2,847,953
Regency Centers Corp.	11,707	693,289
Retail Opportunity Investments Corp.	7,052	86,528
Saul Centers, Inc.	796	28,982
Simon Property Group, Inc.	20,780	2,920,213
SITE Centers Corp.	12,815	172,874
Tanger, Inc.	7,151	202,731
Urban Edge Properties	6,477	108,360
Whitestone REIT	5,174	59,501
		10,795,680
Semiconductors & Semiconductor Equipment — 8.8%
ACM Research, Inc., Class A(a)	2,933	74,850
Advanced Micro Devices, Inc.(a)	103,005	16,313,932
Aehr Test Systems(a)(b)	1,691	20,258
Allegro MicroSystems, Inc.(a)	4,889	145,154
Alpha & Omega Semiconductor Ltd.(a)	1,720	37,616
Ambarella, Inc.(a)	2,259	103,846
Amkor Technology, Inc.	6,653	215,225
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc.	31,942	$ 6,407,885
Applied Materials, Inc.	53,701	10,667,704
Atomera, Inc.(a)	815	3,782
Axcelis Technologies, Inc.(a)	1,979	204,866
Broadcom, Inc.	27,720	36,043,484
CEVA, Inc.(a)	1,470	29,797
Cirrus Logic, Inc.(a)	3,545	313,981
Cohu, Inc.(a)	3,237	98,146
Credo Technology Group Holding Ltd.(a)	7,689	137,402
Diodes, Inc.(a)	2,733	199,536
Enphase Energy, Inc.(a)	8,657	941,535
Entegris, Inc.	9,646	1,282,146
First Solar, Inc.(a)	6,901	1,216,646
FormFactor, Inc.(a)	4,805	214,255
GLOBALFOUNDRIES, Inc.(a)(b)	5,019	245,329
Ichor Holdings Ltd.(a)	2,288	88,729
Impinj, Inc.(a)	1,444	230,145
indie Semiconductor, Inc., Class A(a)(b)	9,909	55,689
Intel Corp.	271,166	8,262,428
inTEST Corp.(a)	1,081	12,183
KLA Corp.	8,676	5,980,280
Kulicke & Soffa Industries, Inc.	3,436	159,018
Lam Research Corp.	8,450	7,557,765
Lattice Semiconductor Corp.(a)	8,594	589,548
MACOM Technology Solutions Holdings, Inc., Class H(a)	3,563	363,248
Marvell Technology, Inc.	54,778	3,610,418
Maxeon Solar Technologies Ltd.(a)(b)	1,638	3,194
MaxLinear, Inc.(a)	4,731	98,357
Microchip Technology, Inc.	33,918	3,119,778
Micron Technology, Inc.	70,238	7,934,084
MKS Instruments, Inc.	4,298	511,376
Monolithic Power Systems, Inc.	2,970	1,987,910
Navitas Semiconductor Corp.(a)	6,957	30,124
NVE Corp.	349	28,409
NVIDIA Corp.	152,785	132,009,296
ON Semiconductor Corp.(a)	27,559	1,933,539
Onto Innovation, Inc.(a)	3,171	588,189
PDF Solutions, Inc.(a)	1,754	52,760
Photronics, Inc.(a)	3,827	104,898
Power Integrations, Inc.	3,392	226,314
Qorvo, Inc.(a)	6,451	753,735
QUALCOMM, Inc.	71,699	11,891,279
Rambus, Inc.(a)	6,765	370,857
Semtech Corp.(a)	4,481	168,575
Silicon Laboratories, Inc.(a)	2,008	243,952
SiTime Corp.(a)(b)	1,041	92,774
SkyWater Technology, Inc.(a)	811	8,321
Skyworks Solutions, Inc.	10,363	1,104,592
SMART Global Holdings, Inc.(a)	3,469	63,379
Synaptics, Inc.(a)	2,754	247,750
Teradyne, Inc.	10,074	1,171,808
Texas Instruments, Inc.	58,404	10,303,634
Transphorm, Inc.(a)(b)	3,643	17,486
Ultra Clean Holdings, Inc.(a)	2,740	114,614
Universal Display Corp.	3,073	485,473
Veeco Instruments, Inc.(a)	2,766	97,750
Wolfspeed, Inc.(a)(b)	8,227	222,376
		277,813,409
Software — 10.0%
8x8, Inc.(a)	6,460	14,277
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
A10 Networks, Inc.	4,857	$ 63,432
ACI Worldwide, Inc.(a)	6,881	234,642
Adeia, Inc.	7,863	77,372
Adobe, Inc.(a)	29,018	13,430,401
Agilysys, Inc.(a)	1,390	115,439
Alarm.com Holdings, Inc.(a)	2,898	192,717
Alkami Technology, Inc.(a)	3,572	85,978
Altair Engineering, Inc., Class A(a)	3,665	294,849
American Software, Inc., Class A	4,522	45,717
Amplitude, Inc., Class A(a)	3,549	34,745
ANSYS, Inc.(a)	5,609	1,822,252
Appfolio, Inc., Class A(a)	1,190	269,868
Appian Corp., Class A(a)	2,774	103,859
AppLovin Corp., Class A(a)	13,085	923,408
Asana, Inc., Class A(a)(b)	4,988	74,172
Aspen Technology, Inc.(a)	1,731	340,782
Atlassian Corp., Class A(a)	10,021	1,726,618
Aurora Innovation, Inc.(a)(b)	19,855	55,098
Autodesk, Inc.(a)	13,728	2,922,005
AvePoint, Inc., Class A(a)	8,422	65,439
Bentley Systems, Inc., Class B	12,154	638,450
Bill Holdings, Inc.(a)	6,417	400,164
Bit Digital, Inc.(a)(b)	7,119	14,487
Blackbaud, Inc.(a)	2,852	222,228
Blackline, Inc.(a)	3,699	214,727
Box, Inc., Class A(a)	9,468	246,357
Braze, Inc., Class A(a)	3,823	160,184
C3.ai, Inc., Class A(a)(b)	5,251	118,305
Cadence Design Systems, Inc.(a)	17,348	4,781,629
CCC Intelligent Solutions Holdings, Inc.(a)	22,104	248,007
Cerence, Inc.(a)	2,169	19,760
Cleanspark, Inc.(a)(b)	12,809	209,811
Clear Secure, Inc., Class A	5,361	93,657
CommVault Systems, Inc.(a)	2,940	301,262
Confluent, Inc., Class A(a)	11,863	333,588
Consensus Cloud Solutions, Inc.(a)	1,250	14,550
Crowdstrike Holdings, Inc., Class A(a)	13,664	3,997,267
CS Disco, Inc.(a)	1,888	14,254
Daily Journal Corp.(a)	60	20,112
Datadog, Inc., Class A(a)	18,033	2,263,141
Digimarc Corp.(a)	1,006	21,267
Digital Turbine, Inc.(a)	5,723	10,931
DocuSign, Inc.(a)	12,848	727,197
Dolby Laboratories, Inc., Class A	3,795	294,720
Domo, Inc., Class B(a)	1,416	10,662
DoubleVerify Holdings, Inc.(a)	8,709	255,174
Dropbox, Inc., Class A(a)	16,701	386,795
Dynatrace, Inc.(a)	16,262	736,831
E2open Parent Holdings, Inc., Class A(a)	12,000	58,200
eGain Corp.(a)	724	4,496
Elastic NV(a)	5,025	513,655
Enfusion, Inc., Class A(a)	1,551	14,440
Envestnet, Inc.(a)(b)	2,907	180,437
Everbridge, Inc.(a)	2,780	96,605
EverCommerce, Inc.(a)(b)	1,361	12,249
Expensify, Inc., Class A(a)	4,132	6,611
Fair Isaac Corp.(a)	1,550	1,756,661
Five9, Inc.(a)(b)	4,935	284,108
Fortinet, Inc.(a)	41,279	2,608,007
Freshworks, Inc., Class A(a)	10,415	185,908
Gen Digital, Inc.	35,416	713,278
Gitlab, Inc., Class A(a)	6,050	317,443
Guidewire Software, Inc.(a)	5,228	577,171
Security	Shares	Value
Software (continued)
HashiCorp, Inc., Class A(a)	5,736	$ 186,191
HubSpot, Inc.(a)	2,945	1,781,342
Informatica, Inc., Class A(a)(b)	2,800	86,716
Instructure Holdings, Inc.(a)	1,199	22,937
Intapp, Inc.(a)	3,250	100,490
InterDigital, Inc.	1,792	176,924
Intuit, Inc.	17,522	10,962,114
Jamf Holding Corp.(a)(b)	3,854	75,037
LivePerson, Inc.(a)	4,799	2,404
LiveRamp Holdings, Inc.(a)	3,784	121,504
Manhattan Associates, Inc.(a)	4,029	830,216
Marathon Digital Holdings, Inc.(a)(b)	15,088	242,313
Matterport, Inc.(a)	14,473	66,576
MeridianLink, Inc.(a)	1,066	17,781
Microsoft Corp.	478,689	186,367,988
MicroStrategy, Inc., Class A(a)(b)	944	1,005,388
Mitek Systems, Inc.(a)	2,481	31,335
Model N, Inc.(a)	2,938	87,112
N-able, Inc.(a)	4,241	51,995
nCino, Inc.(a)	4,394	128,129
NCR Voyix Corp.(a)	7,887	96,616
NextNav, Inc.(a)	2,816	25,654
Nutanix, Inc., Class A(a)	15,487	940,061
Olo, Inc., Class A(a)	5,920	28,416
ON24, Inc.	1,991	13,121
OneSpan, Inc.(a)	2,737	29,614
Oracle Corp.	99,250	11,289,687
PagerDuty, Inc.(a)	5,772	115,209
Palantir Technologies, Inc., Class A(a)	123,575	2,714,943
Palo Alto Networks, Inc.(a)	19,611	5,704,644
Pegasystems, Inc.	2,883	171,308
PowerSchool Holdings, Inc., Class A(a)(b)	3,899	67,531
Procore Technologies, Inc.(a)	5,278	361,121
Progress Software Corp.	2,817	140,343
PROS Holdings, Inc.(a)(b)	3,022	98,970
PTC, Inc.(a)	7,289	1,293,360
Q2 Holdings, Inc.(a)(b)	3,494	179,557
Qualys, Inc.(a)	2,390	391,745
Rapid7, Inc.(a)	4,301	192,685
Red Violet, Inc.(a)	1,105	18,542
Rimini Street, Inc.(a)	3,501	9,313
RingCentral, Inc., Class A(a)	5,642	167,116
Riot Platforms, Inc.(a)(b)	12,130	122,634
Roper Technologies, Inc.	6,783	3,469,233
Salesforce, Inc.	60,159	16,179,161
Sapiens International Corp. NV	2,240	68,992
SEMrush Holdings, Inc., Class A(a)	3,049	37,320
SentinelOne, Inc., Class A(a)	15,299	323,268
ServiceNow, Inc.(a)	13,072	9,063,210
Smartsheet, Inc., Class A(a)	8,378	316,940
SolarWinds Corp.	1,754	19,329
SoundHound AI, Inc., Class A(a)(b)	10,130	42,951
SoundThinking, Inc.(a)	707	9,445
Sprinklr, Inc., Class A(a)	8,010	93,637
Sprout Social, Inc., Class A(a)(b)	2,948	148,727
SPS Commerce, Inc.(a)	2,242	389,817
Synopsys, Inc.(a)	9,758	5,177,497
Tenable Holdings, Inc.(a)	7,240	325,583
Teradata Corp.(a)	6,137	227,683
Terawulf, Inc.(a)	12,216	26,509
Tyler Technologies, Inc.(a)	2,723	1,256,801
UiPath, Inc., Class A(a)	23,894	453,269
Unity Software, Inc.(a)(b)	18,445	447,660

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Varonis Systems, Inc.(a)	7,148	$ 312,725
Verint Systems, Inc.(a)	4,508	136,502
Veritone, Inc.(a)(b)	2,366	7,737
Viant Technology, Inc., Class A(a)	883	7,762
Weave Communications, Inc.(a)	1,600	17,104
Workday, Inc., Class A(a)	12,870	3,149,675
Workiva, Inc., Class A(a)	3,224	254,051
Xperi, Inc.(a)	2,213	23,259
Yext, Inc.(a)	5,854	32,138
Zeta Global Holdings Corp., Class A(a)	9,961	123,118
Zoom Video Communications, Inc., Class A(a)	16,809	1,027,030
Zscaler, Inc.(a)	5,643	975,900
Zuora, Inc., Class A(a)	9,293	91,629
		317,730,200
Specialized REITs — 0.9%
American Tower Corp.	29,907	5,130,845
Crown Castle, Inc.	27,870	2,613,649
CubeSmart	14,210	574,652
Digital Realty Trust, Inc.	19,382	2,689,834
EPR Properties	4,513	183,183
Equinix, Inc.	5,994	4,262,393
Extra Space Storage, Inc.	13,406	1,800,158
Farmland Partners, Inc.	2,041	21,961
Four Corners Property Trust, Inc.	6,863	160,937
Gaming & Leisure Properties, Inc.	16,253	694,491
Gladstone Land Corp.	2,385	30,242
Iron Mountain, Inc.	18,480	1,432,570
Lamar Advertising Co., Class A	5,583	646,790
National Storage Affiliates Trust	4,998	175,130
Outfront Media, Inc.	8,901	141,170
PotlatchDeltic Corp.	4,938	197,569
Public Storage	10,146	2,632,380
Rayonier, Inc.	9,313	276,223
Safehold, Inc.	2,378	43,375
SBA Communications Corp.	6,946	1,292,789
Uniti Group, Inc.	14,285	82,139
VICI Properties, Inc.	67,232	1,919,474
Weyerhaeuser Co.	46,899	1,414,943
		28,416,897
Specialty Retail — 2.0%
1-800-Flowers.com, Inc., Class A(a)	1,280	11,610
Aaron’s Co., Inc.	1,983	13,703
Abercrombie & Fitch Co., Class A(a)	3,158	383,760
Academy Sports & Outdoors, Inc.	4,486	261,534
Advance Auto Parts, Inc.	3,773	275,354
American Eagle Outfitters, Inc.	11,875	288,087
America’s Car-Mart, Inc.(a)(b)	281	16,084
Arko Corp., Class A	6,136	26,385
Asbury Automotive Group, Inc.(a)	1,245	261,749
AutoNation, Inc.(a)	1,891	304,735
AutoZone, Inc.(a)	1,106	3,269,778
BARK, Inc.(a)	12,225	13,448
Bath & Body Works, Inc.	14,692	667,311
Best Buy Co., Inc.	12,142	894,137
Beyond, Inc.(a)	2,560	51,533
Big 5 Sporting Goods Corp.	1,094	3,873
Boot Barn Holdings, Inc.(a)(b)	1,850	196,970
Buckle, Inc.	1,687	63,077
Build-A-Bear Workshop, Inc.	1,239	37,368
Burlington Stores, Inc.(a)	4,155	747,651
Caleres, Inc.	2,081	76,643
Security	Shares	Value
Specialty Retail (continued)
Camping World Holdings, Inc., Class A	2,185	$ 44,290
CarMax, Inc.(a)(b)	10,345	703,150
CarParts.com, Inc.(a)	2,466	3,033
Carvana Co., Class A(a)	6,611	548,184
Cato Corp., Class A	2,025	9,761
Children’s Place, Inc.(a)(b)	869	6,048
Designer Brands, Inc., Class A	3,326	30,899
Destination XL Group, Inc.(a)(b)	6,269	20,123
Dick’s Sporting Goods, Inc.	3,657	734,838
Duluth Holdings, Inc., Class B(a)	1,416	5,961
EVgo, Inc.(a)(b)	17,919	32,433
Five Below, Inc.(a)	3,521	515,263
Floor & Decor Holdings, Inc., Class A(a)(b)	6,808	751,127
Foot Locker, Inc.	5,084	106,001
GameStop Corp., Class A(a)(b)	18,003	199,653
Gap, Inc.	11,968	245,583
Genesco, Inc.(a)	1,043	26,398
Group 1 Automotive, Inc.	843	247,859
GrowGeneration Corp.(a)	2,856	8,539
Guess?, Inc.	1,851	49,570
Haverty Furniture Cos., Inc.	1,048	32,278
Hibbett, Inc.	876	75,546
Home Depot, Inc.	64,284	21,484,998
Lands’ End, Inc.(a)	889	12,162
Leslie’s, Inc.(a)	12,789	50,261
Lithia Motors, Inc., Class A	1,793	456,103
Lowe’s Cos., Inc.	37,083	8,454,553
MarineMax, Inc.(a)	887	21,882
Monro, Inc.	2,222	60,550
Murphy USA, Inc.	1,233	510,240
National Vision Holdings, Inc.(a)	5,351	93,214
ODP Corp.(a)	2,145	109,202
OneWater Marine, Inc., Class A(a)	684	14,166
O’Reilly Automotive, Inc.(a)	3,788	3,838,229
Penske Automotive Group, Inc.(b)	1,260	192,667
Petco Health & Wellness Co., Inc.(a)(b)	5,201	7,802
PetMed Express, Inc.	1,061	4,191
Revolve Group, Inc.(a)(b)	2,911	57,958
RH(a)	990	244,580
Ross Stores, Inc.	21,322	2,762,265
Sally Beauty Holdings, Inc.(a)	7,155	77,632
Shoe Carnival, Inc.	744	24,879
Signet Jewelers Ltd.	2,786	273,112
Sleep Number Corp.(a)	1,237	16,464
Sonic Automotive, Inc., Class A	786	45,462
Sportsman’s Warehouse Holdings, Inc.(a)	1,930	6,176
Stitch Fix, Inc., Class A(a)	5,133	10,882
ThredUp, Inc., Class A(a)(b)	9,059	14,494
Tilly’s, Inc., Class A(a)	598	3,630
TJX Cos., Inc.	73,088	6,876,850
Tractor Supply Co.	6,954	1,898,998
Ulta Beauty, Inc.(a)	3,080	1,246,907
Upbound Group, Inc.	3,756	116,474
Urban Outfitters, Inc.(a)	4,306	167,762
Valvoline, Inc.(a)	8,262	351,300
Victoria’s Secret & Co.(a)	5,589	98,478
Warby Parker, Inc., Class A(a)	5,414	63,560
Wayfair, Inc., Class A(a)(b)	5,256	263,588
Williams-Sonoma, Inc.	4,142	1,187,843
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Winmark Corp.	223	$ 80,128
Zumiez, Inc.(a)	980	16,856
		63,477,825
Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	937,831	159,740,754
Corsair Gaming, Inc.(a)	2,367	26,274
Eastman Kodak Co.(a)	6,701	30,154
Hewlett Packard Enterprise Co.	83,516	1,419,772
HP, Inc.	55,854	1,568,939
Immersion Corp.	1,222	8,884
IonQ, Inc.(a)(b)	11,152	95,350
NetApp, Inc.	13,412	1,370,840
Pure Storage, Inc., Class A(a)	18,802	947,621
Super Micro Computer, Inc.(a)	3,236	2,779,077
Turtle Beach Corp.(a)	776	10,942
Western Digital Corp.(a)	20,820	1,474,680
Xerox Holdings Corp.	8,090	107,516
		169,580,803
Textiles, Apparel & Luxury Goods — 0.5%
Allbirds, Inc., Class A(a)	6,333	3,821
Birkenstock Holding PLC(a)(b)	1,864	83,451
Capri Holdings Ltd.(a)	7,359	261,097
Carter’s, Inc.	2,358	161,311
Columbia Sportswear Co.	2,057	163,799
Crocs, Inc.(a)	3,720	462,656
Deckers Outdoor Corp.(a)	1,631	1,334,925
Figs, Inc., Class A(a)	8,730	44,610
Fossil Group, Inc.(a)	3,093	2,406
G-III Apparel Group Ltd.(a)(b)	2,509	70,628
Hanesbrands, Inc.(a)	26,900	122,664
Kontoor Brands, Inc.	3,741	232,166
Lululemon Athletica, Inc.(a)	7,131	2,571,439
Movado Group, Inc.	1,241	31,608
NIKE, Inc., Class B	75,456	6,961,571
Oxford Industries, Inc.	1,115	120,175
PVH Corp.	3,739	406,803
Ralph Lauren Corp., Class A	2,545	416,464
Rocky Brands, Inc.	309	7,963
Skechers USA, Inc., Class A(a)	8,691	574,041
Steven Madden Ltd.	4,857	196,271
Tapestry, Inc.	14,748	588,740
Under Armour, Inc., Class A(a)	11,440	76,991
Under Armour, Inc., Class C(a)	12,665	82,576
VF Corp.	22,701	282,855
Wolverine World Wide, Inc.	4,311	46,300
		15,307,331
Tobacco — 0.5%
Altria Group, Inc.	115,131	5,043,889
Philip Morris International, Inc.	99,841	9,478,905
Turning Point Brands, Inc.	705	20,332
Universal Corp.	2,021	103,940
Vector Group Ltd.	9,936	102,838
		14,749,904
Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A	6,821	342,687
Alta Equipment Group, Inc., Class A	2,017	22,409
Applied Industrial Technologies, Inc.	2,547	466,738
Beacon Roofing Supply, Inc.(a)	4,271	420,822
BlueLinx Holdings, Inc.(a)	421	46,171
Boise Cascade Co.	2,398	317,183
Security	Shares	Value
Trading Companies & Distributors (continued)
Core & Main, Inc., Class A(a)	11,056	$ 624,332
Custom Truck One Source, Inc.(a)	2,724	13,593
Distribution Solutions Group, Inc.(a)	564	18,595
DNOW, Inc.(a)	6,770	95,525
DXP Enterprises, Inc.(a)	1,165	56,805
Fastenal Co.	36,531	2,481,916
Ferguson PLC	13,084	2,746,332
FTAI Aviation Ltd.	6,333	444,640
GATX Corp.	2,161	264,420
Global Industrial Co.	1,009	38,857
GMS, Inc.(a)	2,574	238,146
H&E Equipment Services, Inc.	2,282	110,198
Herc Holdings, Inc.	1,937	277,049
Hudson Technologies, Inc.(a)	2,482	24,621
McGrath RentCorp	1,530	163,190
MRC Global, Inc.(a)	6,858	77,015
MSC Industrial Direct Co., Inc., Class A	2,740	249,998
Rush Enterprises, Inc., Class A	3,607	158,419
Rush Enterprises, Inc., Class B	598	24,464
SiteOne Landscape Supply, Inc.(a)(b)	2,748	431,134
Titan Machinery, Inc.(a)	1,169	26,022
Transcat, Inc.(a)	348	37,365
United Rentals, Inc.	4,373	2,921,120
Watsco, Inc.	2,193	981,850
WESCO International, Inc.	2,928	447,252
WW Grainger, Inc.	2,830	2,607,421
Xometry, Inc., Class A(a)(b)	2,323	41,512
		17,217,801
Water Utilities — 0.1%
American States Water Co.	2,476	175,400
American Water Works Co., Inc.	12,250	1,498,420
Artesian Resources Corp., Class A	493	17,245
California Water Service Group	3,450	169,464
Consolidated Water Co. Ltd.	1,168	29,726
Essential Utilities, Inc.	17,118	626,177
Global Water Resources, Inc.	881	10,783
Middlesex Water Co.	1,348	68,371
Pure Cycle Corp.(a)	1,623	15,483
SJW Group	1,820	99,099
York Water Co.	673	23,898
		2,734,066
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)	3,467	31,411
Spok Holdings, Inc.	1,840	28,428
Telephone and Data Systems, Inc.	6,742	105,512
T-Mobile U.S., Inc.	31,271	5,133,760
		5,299,111
Total Common Stocks — 98.5% (Cost: $1,886,743,193)		3,117,737,195
Investment Companies
Equity Funds — 0.9%
iShares Russell 3000 ETF(c)	102,325	29,362,159
Total Investment Companies — 0.9% (Cost: $29,525,278)		29,362,159

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Rights
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR(d)	400	$ 200
AstraZeneca, CVR	890	276
Chinook Therapeutics, CVR(d)	3,836	1,688
		2,164
Total Rights — 0.0% (Cost: $1,772)		2,164
Total Long-Term Investments — 99.4% (Cost: $1,916,270,243)		3,147,101,518
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(c)(f)(g)	21,490,570	21,497,017
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(f)	18,297,328	18,297,328
Total Short-Term Securities — 1.3% (Cost: $39,794,887)		39,794,345
Total Investments — 100.7% (Cost: $1,956,065,130)		3,186,895,863
Liabilities in Excess of Other Assets — (0.7)%		(21,671,674)
Net Assets — 100.0%		$ 3,165,224,189

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,035, representing less than 0.05% of its net assets as of period end, and an original cost of $38,933.

(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 63,968,701	$ —	$ (42,477,873)(a)	$ 6,673	$ (484)	$ 21,497,017	21,490,570	$ 262,958 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	66,592,875	—	(48,295,547)(a)	—	—	18,297,328	18,297,328	711,380	—
BlackRock, Inc.	6,948,145	482,489	(345,452)	(12,773)	134,403	7,206,812	9,550	140,362	—
iShares Russell 3000 ETF	13,167,721	190,354,401	(175,555,670)	2,521,145	(1,125,438)	29,362,159	102,325	267,122	—
				$ 2,515,045	$ (991,519)	$ 76,363,316		$ 1,381,822	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Total U.S. Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	20	06/21/24	$ 1,986	$ (109,789)
S&P 500 E-Mini Index	63	06/21/24	15,961	(585,021)
				$ (694,810)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 59,182,928	$ —	$ —	$ 59,182,928
Air Freight & Logistics	12,960,195	—	—	12,960,195
Automobile Components	4,861,111	—	—	4,861,111
Automobiles	40,123,466	—	—	40,123,466
Banks	114,792,112	—	—	114,792,112
Beverages	41,137,576	—	—	41,137,576
Biotechnology	69,729,832	—	—	69,729,832
Broadline Retail	106,304,967	—	—	106,304,967
Building Products	23,642,675	—	—	23,642,675
Capital Markets	93,885,062	—	—	93,885,062
Chemicals	48,839,022	—	—	48,839,022
Commercial Services & Supplies	22,192,701	—	—	22,192,701
Communications Equipment	22,776,969	—	—	22,776,969
Construction & Engineering	8,779,594	—	—	8,779,594
Construction Materials	5,712,065	—	—	5,712,065
Consumer Finance	18,548,153	—	—	18,548,153
Consumer Staples Distribution & Retail	55,279,651	—	—	55,279,651
Containers & Packaging	9,264,792	10,006	—	9,274,798
Distributors	3,071,042	—	—	3,071,042
Diversified Consumer Services	3,668,415	—	—	3,668,415
Diversified REITs	1,567,239	—	—	1,567,239

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Diversified Telecommunication Services	$ 19,678,425	$ —	$ —	$ 19,678,425
Electric Utilities	44,651,677	—	—	44,651,677
Electrical Equipment	27,914,892	—	—	27,914,892
Electronic Equipment, Instruments & Components	21,739,732	—	—	21,739,732
Energy Equipment & Services	14,015,327	—	—	14,015,327
Entertainment	40,307,447	—	—	40,307,447
Financial Services	129,968,380	—	—	129,968,380
Food Products	26,190,169	—	—	26,190,169
Gas Utilities	3,275,323	—	—	3,275,323
Ground Transportation	32,794,579	—	—	32,794,579
Health Care Equipment & Supplies	76,691,780	—	—	76,691,780
Health Care Providers & Services	78,620,315	—	—	78,620,315
Health Care REITs	7,144,070	—	—	7,144,070
Health Care Technology	2,806,735	—	—	2,806,735
Hotel & Resort REITs	2,368,766	—	—	2,368,766
Hotels, Restaurants & Leisure	68,532,225	—	—	68,532,225
Household Durables	16,246,732	—	—	16,246,732
Household Products	36,148,994	—	—	36,148,994
Independent Power and Renewable Electricity Producers	3,121,890	—	—	3,121,890
Industrial Conglomerates	11,714,978	—	—	11,714,978
Industrial REITs	9,014,104	—	—	9,014,104
Insurance	71,112,278	—	—	71,112,278
Interactive Media & Services	180,073,260	—	—	180,073,260
IT Services	40,172,971	—	—	40,172,971
Leisure Products	2,475,953	—	—	2,475,953
Life Sciences Tools & Services	44,215,381	—	—	44,215,381
Machinery	63,196,746	—	—	63,196,746
Marine Transportation	842,602	—	—	842,602
Media	20,372,428	—	—	20,372,428
Metals & Mining	18,508,837	—	—	18,508,837
Mortgage Real Estate Investment Trusts (REITs)	3,364,720	—	—	3,364,720
Multi-Utilities	18,026,384	—	—	18,026,384
Office REITs	3,992,973	—	—	3,992,973
Oil, Gas & Consumable Fuels	118,172,927	—	—	118,172,927
Paper & Forest Products	503,289	—	—	503,289
Passenger Airlines	5,641,080	—	—	5,641,080
Personal Care Products	6,079,473	—	—	6,079,473
Pharmaceuticals	111,995,868	3,035	—	111,998,903
Professional Services	28,797,037	—	—	28,797,037
Real Estate Management & Development	6,357,987	—	—	6,357,987
Residential REITs	11,432,826	—	—	11,432,826
Retail REITs	10,795,680	—	—	10,795,680
Semiconductors & Semiconductor Equipment	277,813,409	—	—	277,813,409
Software	317,730,200	—	—	317,730,200
Specialized REITs	28,416,897	—	—	28,416,897
Specialty Retail	63,477,825	—	—	63,477,825
Technology Hardware, Storage & Peripherals	169,580,803	—	—	169,580,803
Textiles, Apparel & Luxury Goods	15,307,331	—	—	15,307,331
Tobacco	14,749,904	—	—	14,749,904
Trading Companies & Distributors	17,217,801	—	—	17,217,801
Water Utilities	2,734,066	—	—	2,734,066
Wireless Telecommunication Services	5,299,111	—	—	5,299,111
Investment Companies	29,362,159	—	—	29,362,159
Rights	—	276	1,888	2,164
Short-Term Securities
Money Market Funds	39,794,345	—	—	39,794,345
	$3,186,880,658	$13,317	$1,888	$3,186,895,863
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (694,810)	$ —	$ —	$ (694,810)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Total U.S. Stock Market Index Fund

Portfolio Abbreviation
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s